                                                     Registration Nos. 333-40637
                                                                       811-02441

                As filed with the Commission on November 8, 2002
                     ______________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.   ___              ___
     Post-Effective Amendment No.   7                X
                                   ---              ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 93                             X
                  -----                          ---

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D
                           (Exact Name of Registrant)


                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              2727-A Allen Parkway
                            Houston, Texas 77019-2191
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (713) 831-1230
               (Depositor's Telephone Number, including Area Code)


                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                    2929 Allen Parkway, Houston, Texas 77019
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that the filing will become effective (check appropriate box)

     [X]  immediately upon filing pursuant to paragraph (b) of Rule 485
     [_]  on May 1, 2002 pursuant to paragraph (b) of Rule 485
     [_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [_]  on (date) pursuant to paragraph (a)(1) of Rule 485
     [_]  75 days after filing pursuant to paragraph (a)(2)
     [_]  on (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Units of interest in American General Life Insurance Company
     Separate Account D under variable annuity contracts

                                      NOTE

This Post-Effective Amendment No. 7 to the Form N-4 Registration Statement No. 333-40637 ("Registration Statement") of American General Life Insurance Company ("Depositor") and its Separate Account D ("Registrant") is being filed solely for the purposes of (a) including in the Registration Statement supplements relating to additional investment options and (b) to generally update Part C information for the Depositor and the Registrant. All other pertinent information regarding this Registration Statement, including the Profile, Prospectus and Statement of Additional Information, was previously filed in Registrant's Post-Effective Amendment No. 6 on April 25, 2001, and is incorporated by reference herein.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D
                               SELECT RESERVE(SM)
         FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL DEFERRED ANNUITY
                                    CONTRACTS
                        SUPPLEMENT DATED NOVEMBER 8, 2002
                                       TO
                                     PROFILE
                                DATED MAY 1, 2001

American General Life Insurance Company ("AGL") is amending the Profile for the sole purposes of (1) changing the investment options available under the Contracts, due to the merger of mutual fund series of The OFFIT Variable Insurance Fund, Inc. into mutual fund series of the Evergreen Variable Annuity Funds and (2) removing any reference to performance information.

1. On page 2 of the Profile, under INVESTMENT OPTIONS, delete "OFFIT Variable Insurance Fund, Inc." and the names of the four series of the OFFIT VIF Funds appearing under it, and replace it with the following:

            Evergreen Variable Annuity Trust/1/
            .     Evergreen Offit VA Emerging Markets Bond Fund - Class 1
            .     Evergreen VA High Income Fund - Class 1
            .     Evergreen VA Strategic Income Fund - Class 1
            .     Evergreen Offit VA U.S. Government Securities Fund - Class 1

                           ---------------------------------------
                           /1/ Effective November 11, 2002, OFFIT VIF-Emerging Markets Bond Fund, OFFIT VIF-High Yield Fund, OFFIT VIF-Total Return Fund and OFFIT VIF-U.S. Government Securities Fund, each a series of the OFFIT Variable Insurance Fund, Inc., were merged into Evergreen Offit VA Emerging Markets Bond Fund - Class 1, Evergreen VA High Income Fund - Class 1, Evergreen VA Strategic Income Fund - Class 1 and Evergreen Offit VA U.S. Government Securities Fund - Class 1, respectively. Contract Owners with Variable Account Values invested in any one or more of the OFFIT VIF Fund Divisions on November 8, 2002, had the Values automatically moved to the corresponding Evergreen Fund Division on November 11, 2002.

2. On page 3 of the Profile, under EXPENSES, delete the first sentence of the first paragraph and replace it with the following:

            As of May 1, 2001, investment series charges ranged from 0.31% to 1.50% of the average annual assets of the series listed in Section 4, above, depending on the series involved. Investment series charges for the four series of the Evergreen Variable Annuity Trust range from 0.64% to 1.70%.

3. On page 3 of the Profile, in the chart, delete the information describing the OFFIT VIF Investment Series and replace it with the following:

                                                                    Total       Total               Examples of Total
                                                                   Annual      Annual      Total     Annual Charges
                                                                  Contract     Series     Annual       at End of:
Investment Series                                                  Charges     Charges    Charges    1 Year  10 Years
-------------------------------------------------------------------------------------------------------------------------
Evergreen Offit VA Emerging Markets Bond Fund - Class 1             0.40%       1.70%      2.10%      $21     $243
Evergreen VA High Income Fund - Class 1                             0.40%       1.22%      1.64%      $16     $192
Evergreen VA Strategic Income Fund - Class 1                        0.40%       0.81%      1.21%      $12     $147
Evergreen Offit VA U.S. Government Securities Fund - Class 1        0.40%       0.64%      1.04%      $11     $127

4. On page 4 of the Profile, under PERFORMANCE, delete all of the information and replace it with the following:

                       We no longer publish performance information for the Contracts. You can call our Annuity Administration Department at 1-800-813-5065 to obtain information about performance of the Divisions in which you are invested. You can obtain information about performance of any of the investment series by referring to a current prospectus for the series.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D
                               SELECT RESERVE(SM)
    FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL DEFERRED ANNUITY CONTRACTS
                        SUPPLEMENT DATED NOVEMBER 8, 2002
                                       TO
                                   PROSPECTUS
                                DATED May 1, 2001
              AS SUPPLEMENTED SEPTEMBER 4, 2001, OCTOBER 24, 2001,
                      AUGUST 26, 2002, AND OCTOBER 15, 2002

American General Life Insurance Company ("AGL") is amending the Prospectus for the sole purposes of (1) changing the investment options available under the Contracts, due to the merger of mutual fund series of The OFFIT Variable Insurance Fund, Inc. into mutual fund series of the Evergreen Variable Annuity Trust and (2) removing any reference to performance information.

1. On page 1 of the Prospectus, after the second sentence, delete "OFFIT Variable Insurance Fund, Inc." and the names of the four series of the OFFIT VIF Funds appearing under it, and replace it with the following:

          Evergreen Variable Annuity Trust
          .    Evergreen Offit VA Emerging Markets Bond Fund - Class 1
          .    Evergreen VA High Income Fund - Class 1
          .    Evergreen VA Strategic Income Fund - Class 1
          .    Evergreen Offit VA U.S. Government Securities Fund - Class 1

2. On page one of the prospectus, following the names of the Series of the mutual funds, add the following paragraph:

          Effective November 11, 2002, OFFIT VIF-Emerging Markets Bond Fund, OFFIT VIF-High Yield Fund, OFFIT VIF-Total Return Fund and OFFIT VIF-U.S. Government Securities Fund, each a series of the OFFIT Variable Insurance Fund, Inc., were merged into Evergreen Offit VA Emerging Markets Bond Fund - Class 1, Evergreen VA High Income Fund - Class 1, Evergreen VA Strategic Income Fund - Class 1 and Evergreen Offit VA U.S. Government Securities Fund - Class 1, respectively. Contract Owners with Variable Account Values invested in any one or more of the OFFIT Fund Divisions on November 8, 2002, had the Values automatically moved to the corresponding Evergreen Fund Division on November 11, 2002.

3. On page 2 of the Prospectus, delete the last paragraph and replace it with the following:

          This Prospectus is valid only if you also receive current fund prospectuses of the Evergreen Variable Annuity Trust, Levco Series Trust, Navellier Variable Insurance Series Fund, Inc., Royce Capital Fund, and VALIC Company I.

4. On page 6 of the Prospectus, delete the definition of Series and replace it with the following:

          Series - an individual portfolio of a mutual fund that you may choose for investment under the Contracts. Currently, the Series are part of either the

          Evergreen Variable Annuity Trust, Levco Series Trust, Navellier Variable Insurance Series Fund, Inc., Royce Capital Fund, or VALIC Company I.

5. On page 9 of the Prospectus, under The Series' Annual Expenses, delete the information describing the OFFIT VIF Series and add the following Series to the chart shown:

The Series' Annual Expenses (as a percentage of average daily Variable Account value)

                                                                          Management          Other
                                                                          Fees                Expenses      Annual Expenses
                                                                          --------            --------      ---------------
     Evergreen Offit VA Emerging Markets Bond Fund - Class 1                 0.90%              0.80%         1.70%/1, 2/

     Evergreen VA High Income Fund - Class 1                                 0.70%              0.52%         1.22%/2/

     Evergreen VA Strategic Income Fund - Class 1                            0.51%              0.30%         0.81%/2/

     Evergreen Offit VA U.S. Government Securities Fund - Class 1            0.35%              0.29%         0.64%/1/

____________________________________________
          /1/ The Series' Annual Expenses for Evergreen Offit VA Emerging Markets Bond Fund - Class 1 and Evergreen Offit VA U.S. Government Securities Fund - Class 1 are estimated for each Fund's fiscal year ending December 31, 2002.

          /2/ From time to time the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current waivers and expenses reimbursements, total Fund Annual Expenses are estimated to be 1.30% for Evergreen Offit VA Emerging Markets Bond Fund - Class 1 and 0.60% for Evergreen Offit VA U.S. Government Securities Fund - Class 1. For Evergreen VA High Income Fund - Class 1 total Fund Annual Expenses were 1.01% for the Fund's fiscal year ended December 31, 2001.

6. On page 10 of the Prospectus, under Example, delete the information describing the OFFIT VIF Series and add the following Series to the chart shown:

Example Whether or not you surrender or annuitize at the end of the applicable time period, the following expenses would apply to a $1,000 investment if you assume a 5% annual return on assets:

If all amounts are allocated
to a Division that invests in
one of the following Series:                                                 1 year        3 years       5 years     10 years
----------------------------                                                 ------        -------       -------     --------
Evergreen Offit VA Emerging Markets Bond Fund - Class 1                      $  21         $    66       $   113     $    243
Evergreen VA High Income Fund - Class 1                                      $  16         $    51       $    88     $    192
Evergreen VA Strategic Income Fund - Class 1                                 $  12         $    38       $    67     $    147
Evergreen Offit VA U.S. Government Securities Fund - Class 1                 $  11         $    33       $    57     $    127

7. On page 10 of the Prospectus, delete the entire section titled "PERFORMANCE INFORMATION."

8. On page 13 of the Prospectus, delete all of the information under the section titled SELECTED ACCUMULATION UNIT DATA (UNAUDITED) and replace it with the following:

     The following table shows the Accumulation Unit value for the Divisions available with the Contracts on the date purchase payments were first allocated to each Division. It also shows the Accumulation

     Unit value and the number of Accumulation Units outstanding at the end of each calendar year since each Division began operations.

                                                   Accumulation       Accumulation        Accumulation        Accumulation
                                                   Unit Values        Unit Values         Unit Values         Unit Values
                                                  (Beginning of            at                  at                 at
Division                                            Period)/1/          12/31/98            12/31/99           12/31/00
--------                                         ---------------     --------------      --------------      -------------
Evergreen Offit VA Emerging Markets Bond/2/          $  5.000000        $  4.910106         $  6.146015        $  6.648414
Evergreen VA High Income/2/                          $  5.000000        $  5.282978         $  5.246421        $  5.115076
Evergreen VA Strategic Income/2/                     $  5.000000        $  5.068333         $  4.933614        $  5.317463
Evergreen Offit VA U.S. Government
   Securities/2,/3/                                  $  5.112243            N/A             $  5.066217        $  5.652696
LEVCO Equity Value                                   $  5.000000        $  5.122522         $  5.904397        $  6.821152
Mercury HW Large Cap Value VIP
   Portfolio/4/                                      $  5.000000        $  4.673982         $  4.528395        $  4.938397
Mercury Low Duration VIP Portfolio/4/                $  5.000000        $  5.121855         $  5.238929        $  5.601313
Navellier Growth Portfolio                           $  5.000000        $  5.356685         $ 10.278854        $  8.486818
North American--AG International
   Equities                                          $ 10.098148            N/A                 N/A            $ 10.147915
North American-AG MidCap Index                       $ 10.753590            N/A                 N/A            $ 10.535964
North American-AG Money Market                       $  5.000000        $  5.081157         $  5.301406        $  5.597405
North American-AG Stock Index                        $ 10.000000            N/A                 N/A            $ 10.044024
Royce Small Cap                                      $  5.000000        $  4.798086         $  5.171841        $  6.868301

                                                                      Accumulation        Accumulation        Accumulation
                                                                         Units               Units               Units
                                                                      Outstanding         Outstanding         Outstanding
Division                                                              at 12/31/98         at 12/31/99         at 12/31/00
--------                                                             --------------      --------------      -------------
Evergreen Offit VA Emerging Markets Bond/2/                             862,692.096       1,067,275.174      1,015,586.298
Evergreen VA High Income/2/                                           5,255,659.406       6,124,110.060      4,276,512.060
Evergreen VA Strategic Income/2/                                        197,419.407               0.000          9,577.733
Evergreen Offit VA U.S. Government
   Securities/2,/3/                                                         N/A           2,135,668.957      2,055,880.464
LEVCO Equity Value                                                       12,926.642          34,452.808         34,045.307
Mercury HW Large Cap Value VIP
   Portfolio/4/                                                          10,458.649          12,928.543         21,114.345
Mercury Low Duration VIP Portfolio/4/                                   134,280.851         104,698.154          9,960.906
Navellier Growth Portfolio                                               17,224.179         251,486.055        616,696.871
North American--AG International
   Equities                                                                 N/A                 N/A              6,717.366
North American-AG MidCap Index                                              N/A                 N/A             33,854.820
North American-AG Money Market                                           10,286.729         130,731.106        273,936.394
North American-AG Stock Index                                               N/A                 N/A             16,601.954
Royce Small Cap                                                          10,977.370          15,110.971         39,100.335

------------------
   /1/ The dates when the Divisions commenced operations are as follows: the Mercury HW Large Cap Value VIP, LEVCO Equity Value, Navellier Growth, and Royce Small Cap Divisions, May 14, 1998; Mercury Low Duration VIP Division, June 29, 1998; the Evergreen VA Strategic Income Division - Class 1, June 29, 1998; the North American-AG Money Market Division, July 30, 1998; the Evergreen Offit VA Emerging Markets Bond and Evergreen VA High Income Divisions - Class 1, August 18, 1998; the Evergreen Offit VA U.S. Government Securities Division - Class 1, March 31, 1999; the North American-AG Stock Index Division, December 1, 2000; the North American-AG International Equities and North American-AG Mid Cap Index Divisions, December 8, 2000.

   /2/ Effective November 11, 2002, OFFIT VIF-Emerging Markets Bond Fund,
OFFIT VIF-High Yield Fund, OFFIT VIF-Total Return Fund and OFFIT VIF-U.S. Government Securities Fund were merged into Evergreen Offit VA Emerging Markets Bond Fund - Class 1, Evergreen VA High Income Fund - Class 1, Evergreen VA Strategic Income Fund - Class 1 and Evergreen Offit VA U.S. Government Securities Fund - Class 1, respectively. Accordingly, the OFFIT VIF-Emerging Markets Bond Division, OFFIT VIF-High Yield Division, OFFIT VIF-Total Return Division and OFFIT VIF-U.S. Government Securities Division were renamed Evergreen Offit VA Emerging Markets Bond Division - Class 1, Evergreen VA High Income Division - Class 1, Evergreen VA Strategic Income Division - Class 1 and Evergreen Offit VA U.S. Government Securities Division - Class 1, respectively. The Selected Accumulation Unit Data (Unaudited) for the Division through December 31, 2000, reflects units of the Division before it merged.

   /3/ The Evergreen Offit VA U.S. Government Securities Division - Class 1, previously named the OFFIT VIF-U.S. Government Securities Division, originally commenced operations on August 21, 1998. The Division had no assets allocated to it and no activity during the period of September 24, 1998 through March 31, 1999. The unit value for the Division remained unchanged at 5.112243 for the entire period of no activity and is the value indicated for the beginning of the period. The unit value was the same when the Division recommenced operations on March 31, 1999 (the date we identify as "Beginning of Period").

     /4/ The Mercury HW Large Cap Value VIP Portfolio Division and the Mercury Low Duration VIP Portfolio Division are closed to purchases due to the closure of each Series as authorized by the Board of Trustees of Mercury HW Variable Trust. However, each of these two Divisions had Selected Accumulation Unit Data (Unaudited) as of December 31, 2000, as shown in the table above.

9. On page 14 of the Prospectus, under SEPARATE ACCOUNT D, delete the first paragraph and replace it with the following:

               AGL established Separate Account D on November 19, 1973. The Separate Account has 86 Divisions, 11 of which are available under the Contracts offered by this Prospectus. Four of these 11 Divisions and the remaining 75 Divisions are offered under other AGL Contracts. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act.

10. On page 15 of the Prospectus, under THE SERIES, delete the first paragraph and replace it with the following:

               The Separate Account has 11 Divisions funding the variable benefits under the Contracts. These Divisions invest in shares of one or more series of Evergreen Variable Annuity Trust, Levco Series Trust, Navellier Variable Insurance Series Fund, Inc., Royce Capital Fund, and VALIC Company I (collectively, the "Underlying Funds").

11 On page 16 of the Prospectus, delete the information describing the OFFIT Variable Insurance Trust and add the following information to the chart shown:

------------------------------------------------------------------------------------------------------------------------
  INVESTMENT COMPANY                                  SERIES                            ADVISER/MANAGER
------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust        Evergreen Offit VA Emerging Markets         OFFITBANK Fund Advisors
                                            Bond Fund - Class 1
                                        Evergreen VA High Income Fund -             Evergreen Investment Management
                                            Class 1                                     Company, LLC
                                        Evergreen VA Strategic Income Fund -        Evergreen Investment Management
                                            Class 1                                     Company, LLC
                                        Evergreen Offit VA U.S. Government          OFFITBANK Fund Advisors
                                            Securities Fund - Class 1
------------------------------------------------------------------------------------------------------------------------

11. On page 17 of the Prospectus, delete the information describing the OFFIT VIF Funds and add the following information to the chart shown:

------------------------------------------------------------------------------------------------------------------------

SERIES                                                                   INVESTMENT OBJECTIVE
------                                                                   --------------------
------------------------------------------------------------------------------------------------------------------------
Evergreen Offit VA Emerging Markets           Seeks to provide investors with a competitive total return by focusing
Bond Fund - Class 1                           on current yield and opportunities for capital growth.
------------------------------------------------------------------------------------------------------------------------
Evergreen VA High Income Fund - Class 1       Seeks a high level of current income.  Capital growth is a secondary objective when consistent with the objective of seeking high current income.
------------------------------------------------------------------------------------------------------------------------
Evergreen VA Strategic Income Fund -          Seeks high current income from interest on debt securities. Secondarily,
Class 1                                       the Series considers potential for growth of capital in selecting securities.
------------------------------------------------------------------------------------------------------------------------
Evergreen Offit VA U.S. Government            Seeks current income through investment in debt instruments issued or
Securities Fund - Class 1                     guaranteed by the U.S. Government, its agencies or instrumentalities.
------------------------------------------------------------------------------------------------------------------------

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D
                               SELECT RESERVE(SM)
    FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL DEFERRED ANNUITY CONTRACTS
                        SUPPLEMENT DATED NOVEMBER 8, 2002
                                       TO
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2001

Effective November 8, 2002, American General Life Insurance Company is amending the Statement of Additional Information ("SAI") for the sole purpose of changing the investment options available under the Contracts, due to the merger of mutual fund series of The OFFIT Variable Insurance Fund, Inc. into mutual fund series of the Evergreen Variable Annuity Trust.

1. On page 1 of the SAI, delete all five bullet points after the first paragraph and replace them with the following:

          .    Evergreen Variable Annuity Trust,

          .    Levco Series Trust,

          .    Navellier Variable Insurance Series Fund, Inc.,

          .    Royce Capital Fund, and

          .    VALIC Company I

2. On page 5 of the SAI, delete the entire section titled PERFORMANCE DATA FOR THE DIVISIONS and replace it with the following:

          We no longer publish performance information for the Contracts. For this reason, certain hypothetical performance illustrations and discussions about performance of the Divisions no longer appears in this Statement.

          We reserve the right to resume advertising the Contracts and performance of the Divisions. If we do so, we will amend this Statement to show how we compute the data.

3. On page 12 of the SAI, delete the first paragraph under FINANCIAL STATEMENTS, and replace it with the following:

          Separate Account D has 86 Divisions as of November 8, 2002. 11 Divisions (the "Select Reserve Divisions") are available under the Contracts that are the subject of this Statement. The December 31, 2001 financial statements for the Select Reserve Divisions which are included in this Statement relate only to the

          13 Select Reserve Divisions that were available under the Contracts as of December 31, 2001. Four of the Select Reserve Divisions and certain of the remaining 82 Divisions had operations as of December 31, 2001 and are offered under other AGL Contracts.

4. On page 13 of the SAI, delete the entire INDEX TO FINANCIAL STATEMENTS and replace it with the following:

                          INDEX TO FINANCIAL STATEMENTS

                                                                                  Page No.
                                                                                  --------
I.   Financial Statements of Separate Account D
     ------------------------------------------
         Report of Ernst & Young LLP, Independent Auditors .....................     D-1
         Statement of Net Assets for the year ended December 31, 2001 ..........     D-3
         Statement of Operations for the year ended December 31, 2001 ..........     D-3
         Statement of Changes in Net Assets for the years ended
              December 31, 2001 and 2000 .......................................     D-3
         Notes to Financial Statements .........................................     D-11

II   AGL Consolidated Financial Statements
     -------------------------------------
         Report of Ernst & Young LLP, Independent Auditors .....................     F-1
         Consolidated Balance Sheets as of December 31, 2001 and 2000 ..........     F-2
         Consolidated Income Statements for the years
              ended December 31, 2001, 2000 and 1999 ...........................     F-4
         Consolidated Statements of Shareholder's Equity for the years
              ended December 31, 2001, 2000 and 1999 ...........................     F-6
         Consolidated Statements of Comprehensive Income for the years
              ended December 31, 2000, 1999 and 1998 ...........................     F-5
         Consolidated Statements of Cash Flows for the years
              ended December 31, 2001, 2000 and 1999 ...........................     F-7
         Notes to Consolidated Financial Statements ............................     F-8

[LOGO] Ernst & Young       . Ernst & Young LLP           . Phone: (713) 750 1500
                             One Houston Center            Fax:   (713) 750 1501
                             Suite 2400                    www.ey.com
                             1221 McKinney Street
                             Houston, Texas 77010-2007


                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of American General Life Insurance Company And Contract Owners of American General Life Insurance Company
Separate Account D - Select Reserve

We have audited the accompanying statements of net assets of American General Life Insurance Company Separate Account D - Select Reserve (comprised of the following divisions: LEVCO Equity Value Fund, Mercury HW Large Cap Value VIP Portfolio, Mercury Low Duration VIP Portfolio, Navellier Growth Portfolio, North American - AG Money Market Fund, North American - AG International Equities Fund, North American - AG MidCap Index Fund, North American - AG Stock Index Fund, OFFIT VIF Emerging Markets Bond Fund, OFFIT VIF High Yield Fund, OFFIT VIF Total Return Fund, OFFIT VIF U.S. Government Securities Fund, and Royce Small Cap Portfolio) (collectively, the "Separate Account") as of December 31, 2001, and the related statements of operations for the year then ended and the statements of changes in net assets for the periods ended December 31, 2001 and 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting Separate Account D-Select Reserve at December 31, 2001, the results of their operations for the year then ended and changes in their net assets for the periods then ended, in conformity with accounting principles generally accepted in the United States.


                                                               Ernst & Young LLP

March 7, 2002

                      [This page intentionally left blank]

American General Life Insurance Company
Select Reserve Divisions
SEPARATE ACCOUNT D

SUMMARY OF FINANCIAL STATEMENTS


                                                                                 All Divisions
                                                                              -------------------
STATEMENT OF NET ASSETS
December 31, 2001

ASSETS:
     Investment securities - at market (cost $53,307,407)                          $ 47,869,605
     Due from American General Life Insurance Company                                       344
                                                                                   ------------

           NET ASSETS                                                              $ 47,869,949
                                                                                   ============

NET ASSETS ATTRIBUTABLE TO:
     Contract owners - reserves for redeemable annuity contracts                   $ 47,869,949
                                                                                   ============

STATEMENT OF OPERATIONS
Year Ended December 31, 2001

INVESTMENT INCOME:
     Dividends from mutual funds                                                   $  3,241,377

EXPENSES:
     Mortality and expense risk and administrative fees                                (160,274)
                                                                                   ------------
           NET INVESTMENT INCOME                                                      3,081,103
                                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                                (1,889,698)
     Capital gain distributions from mutual funds                                       149,695
     Net unrealized depreciation of investments                                        (435,972)
                                                                                   ------------
           NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                           (2,175,975)
                                                                                   ------------

           INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $    905,128
                                                                                   ============


                                                                                   For the Years Ended December 31,
                                                                              -----------------------------------------
                                                                                      2001                  2000
                                                                              -----------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

OPERATIONS:
     Net investment income                                                         $  3,081,103           $  3,393,959
     Net realized loss on investments                                                (1,889,698)            (1,178,862)
     Capital gain distributions from mutual funds                                       149,695                498,049
     Net unrealized depreciation of investments                                        (435,972)            (3,512,256)
                                                                                   ------------           ------------
           Increase (decrease) in net assets resulting from operations                  905,128               (799,110)
                                                                                   ------------           ------------

PRINCIPAL TRANSACTIONS:
     Contract purchase payments                                                         680,611              6,702,565
     Net Transfers                                                                     (580,528)                (1,625)
     Terminations and withdrawals                                                    (1,453,763)           (14,452,924)
                                                                                   ------------           ------------
           Decrease in net assets resulting from principal transactions              (1,353,680)            (7,751,984)
                                                                                   ------------           ------------
      TOTAL DECREASE IN NET ASSETS                                                     (448,552)            (8,551,094)

NET ASSETS:
     Beginning of year                                                               48,318,501             56,869,595
                                                                                   ------------           ------------
     End of year                                                                   $ 47,869,949           $ 48,318,501
                                                                                   ============           ============

See accompanying notes.                D-3

American General Life Insurance Company
Select Reserve Divisions
SEPARATE ACCOUNT D

                                                                                                   DIVISIONS
                                                                            --------------------------------------------------------
                                                                                                 Mercury HW Large    Mercury Low
                                                                                LEVCO Equity      Cap Value Fund     Duration VIP
                                                                                 Value Fund         Portfolio         Portfolio
                                                                            ------------------- ----------------- ------------------
STATEMENTS OF NET ASSETS
December 31, 2001

ASSETS:
      Investment securities - at market                                       $   269,625         $         -         $        -
      Due from (to) American General Life Insurance Company                           (13)                  -                  -
                                                                              -----------         -----------         ----------

           NET ASSETS                                                         $   269,612         $         -         $        -
                                                                              ===========         ===========         ==========

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts             $   269,612         $         -         $        -
                                                                              ===========         ===========         ==========


STATEMENTS OF OPERATIONS
Year Ended December 31, 2001

INVESTMENT INCOME:
      Dividends from mutual funds                                             $     2,097         $     3,365         $      643

EXPENSES:
      Mortality and expense risk and administrative fees                             (957)               (155)               (58)
                                                                              -----------         -----------         ----------
           NET INVESTMENT INCOME (LOSS)                                             1,140               3,210                585
                                                                              -----------         -----------         ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                     (27,178)              4,833                548
      Capital gain distributions from mutual funds                                 10,511              (3,366)                 -
      Net unrealized appreciation (depreciation) of investments                    16,371              (4,294)              (102)
                                                                              -----------         -----------         ----------
           NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    (296)             (2,827)               446
                                                                              -----------         -----------         ----------

           INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $       844         $       383         $    1,031
                                                                              ===========         ===========         ==========

See accompanying notes.               D-4

                                                                DIVISIONS
------------------------------------------------------------------------------------------------------------------------------------
                    North American -    North American -     North American -    North American -     OFFIT VIF
 Navellier Growth   AG Money Market     AG International     AG MidCap Index     AG Stock Index     Emerging Markets  OFFIT VIF High
    Portfolio            Fund            Equities Fund            Fund                Fund             Bond Fund        Yield Fund
------------------  -----------------  -------------------  ------------------  ------------------ ----------------- ---------------
 $  3,057,367        $  1,267,353        $    183,548          $    276,953       $    406,803       $ 6,883,485      $ 23,111,934
           34                  (7)                (20)                  (13)                 -                64               160
 ------------        ------------        ------------          ------------       ------------       -----------      ------------

 $  3,057,401        $  1,267,346        $    183,528          $    276,940       $    406,803       $ 6,883,549      $ 23,112,094
 ------------        ------------        ------------          ------------       ------------       -----------      ------------


 $  3,057,401        $  1,267,346        $    183,528          $    276,940       $    406,803       $ 6,883,549      $ 23,112,094
 ------------        ------------        ------------          ------------       ------------       -----------      ------------


 $          -        $     50,641        $      4,321          $      1,980       $      3,145       $   720,256      $  1,985,820


       19,872              (5,438)             (1,003)                  767             (3,467)          (27,991)          (93,454)
 ------------        ------------        ------------          ------------       ------------       -----------      ------------
       19,872              45,203               3,318                 2,747               (322)          692,265         1,892,366
 ------------        ------------        ------------          ------------       ------------       -----------      ------------


   (1,698,801)                  -             (10,019)              (54,227)           (12,017)           12,933          (253,763)
            -                   -              23,393                28,070             15,877                 -                 -
      119,891                   -             (54,180)               24,790            (49,589)         (518,748)          (35,273)
 ------------        ------------        ------------          ------------       ------------       -----------      ------------
   (1,578,910)                  -             (40,806)               (1,367)           (45,729)         (505,815)         (289,036)
 ------------        ------------        ------------          ------------       ------------       -----------      ------------

 $ (1,559,038)       $     45,203        $    (37,488)         $      1,380       $    (46,051)      $   186,450      $  1,603,330
 ============        ============        ============          ============       ============       ===========      ============

American General Life Insurance Company
Select Reserve Divisions
SEPARATE ACCOUNT D


                                                                                                     DIVISIONS
                                                                           ---------------------------------------------------------
                                                                                                OFFIT VIF U.S.
                                                                            OFFIT VIF Total       Government         Royce Premier
                                                                              Return Fund      Securities Fund          Portfolio
                                                                           ---------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2001

ASSETS:
      Investment securities - at market                                     $      8,054        $ 11,819,675           $    584,808
      Due from (to) American General Life Insurance Company                           (7)                146                      -
                                                                            ------------        ------------           ------------

           NET ASSETS                                                       $      8,047        $ 11,819,821           $    584,808
                                                                            ============        ============           ============


NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts           $      8,047        $ 11,819,821           $    584,808
                                                                            ============        ============           ============

STATEMENTS OF OPERATIONS
Year Ended December 31, 2001

INVESTMENT INCOME:
      Dividends from mutual funds                                           $        321        $    468,788           $          -

EXPENSES:
      Mortality and expense risk and administrative fees                            (111)            (46,829)                (1,450)
                                                                            ------------        ------------           ------------
      NET INVESTMENT INCOME (LOSS)                                                   210             421,959                 (1,450)
                                                                            ------------        ------------           ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                        164             148,052                   (223)
      Capital gain distributions from mutual funds                                     -               9,532                 65,678
      Net unrealized appreciation (depreciation) of investments                      502             103,620                (38,960)
                                                                            ------------        ------------           ------------
           NET REALIZED AND UNREALIZED GAIN  ON INVESTMENTS                          666             261,204                 26,495
                                                                            ------------        ------------           ------------

           INCREASE  IN NET ASSETS RESULTING FROM OPERATIONS                $        876        $    683,163           $     25,045
                                                                            ============        ============           ============

See accompanying notes.               D-6

American General Life Insurance Company
Select Reserve Divisions
SEPARATE ACCOUNT D

                                                                                                    DIVISIONS
                                                                                ----------------------------------------------------
                                                                                                   Mercury HW Large     Mercury Low
                                                                                 LEVCO Equity       Cap Value VIP       Duration VIP
                                                                                  Value Fund          Portfolio           Portfolio
                                                                                ---------------    ----------------    -------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
      Net investment income                                                      $    1,140           $   3,210         $     585
      Net realized gain (loss) on investments                                       (27,178)              4,833               548
      Capital gain (loss)  distributions from mutual funds                           10,511              (3,366)                -
      Net unrealized appreciation (depreciation) of investments                      16,371              (4,294)             (102)
                                                                                -----------           ---------         ---------
        Increase in net assets resulting from operations                                844                 383             1,031
                                                                                -----------           ---------         ---------

PRINCIPAL TRANSACTIONS:
      Contract purchase payments                                                          -                   -                 -
      Net Transfers                                                                  79,846             (75,481)          (41,883)
      Terminations and withdrawals                                                  (43,306)            (29,173)          (14,942)
                                                                                -----------           ---------         ---------
        Increase (decrease) in net assets resulting from principal transactions      36,540            (104,654)          (56,825)
                                                                                -----------           ---------         ---------
      TOTAL INCREASE (DECREASE) IN NET ASSETS                                        37,384            (104,271)          (55,794)

NET ASSETS:
      Beginning of year                                                             232,228             104,271            55,794
                                                                                -----------           ---------         ---------
      End of year                                                               $   269,612           $       -         $       -
                                                                                ===========           =========         =========

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2000

OPERATIONS:
      Net investment income                                                     $       356           $   1,800         $  23,184
      Net realized gain (loss) on investments                                        10,423              (9,054)          (14,589)
      Capital gain distributions from mutual funds                                   20,575               4,742                 -
      Net unrealized appreciation (depreciation) of investments                     (18,461)             11,300            15,832
                                                                                -----------           ---------         ---------
        Increase in net assets resulting from operations                             12,893               8,788            24,427
                                                                                -----------           ---------         ---------

PRINCIPAL TRANSACTIONS:
      Contract purchase payments                                                          -                   -                 -
      Net Transfers                                                                 266,557             104,269           (68,746)
      Terminations and  withdrawals                                                (250,645)            (67,332)         (448,393)
                                                                                -----------           ---------         ---------
        Increase (decrease) in net assets resulting from principal transactions      15,912              36,937          (517,139)
                                                                                -----------           ---------         ---------
      TOTAL INCREASE (DECREASE) IN NET ASSETS                                        28,805              45,725          (492,712)

NET ASSETS:
      Beginning of year                                                             203,423              58,546           548,506
                                                                                -----------           ---------         ---------
      End of year                                                               $   232,228           $ 104,271         $  55,794
                                                                                ===========           =========         =========

See accompanying notes.               D-7

American General Life Insurance Company
Select Reserve Divisions
SEPARATE ACCOUNT D

                                                                                                     DIVISIONS
                                                                                ----------------------------------------------------
                                                                                                  North American -  North Amercian -
                                                                                Navellier Growth  AG Money Market   AG International
                                                                                    Portfolio         Fund          Equities Fund
                                                                                ----------------- ----------------- ----------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
      Net investment income (loss)                                              $       19,872       $    45,203        $     3,318
      Net realized gain (loss) on investments                                       (1,698,801)                -            (10,019)
      Capital gain distributions from mutual funds                                           -                 -             23,393
      Net unrealized appreciation (depreciation) of investments                        119,891                 -            (54,180)
                                                                               ---------------       -----------        -----------
        Increase (decrease) in net assets resulting from operations                 (1,559,038)           45,203            (37,488)
                                                                               ---------------       -----------        -----------

PRINCIPAL TRANSACTIONS:
      Contract purchase payments                                                       501,276            89,401                  -
      Net Transfers                                                                   (760,309)          218,874            158,599
      Terminations and  withdrawals                                                   (358,322)         (619,465)            (5,750)
                                                                                --------------       -----------        -----------
        Increase (decrease) in net assets resulting from principal transactions       (617,355)         (311,190)           152,849
                                                                                --------------       -----------        -----------
      TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (2,176,393)         (265,987)           115,361

NET ASSETS:
      Beginning of year                                                              5,233,794          1,533,333            68,167
                                                                                --------------       ------------       -----------
      End of year                                                               $    3,057,401       $  1,267,346       $   183,528
                                                                                ==============       ============       ===========




STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2000
OPERATIONS:
      Net investment income (loss)                                              $      (20,401)      $    47,049        $       (15)
      Net realized gain (loss) on investments                                          189,966                 -                  -
      Capital gain distributions from mutual funds                                      59,263                 -              8,087
      Net unrealized appreciation (depreciation) of investments                     (2,375,936)                -             (7,737)
                                                                                --------------       -----------        -----------
        Increase (decrease) in net assets resulting from operations                 (2,147,108)           47,049                335
                                                                                --------------       -----------        -----------

PRINCIPAL TRANSACTIONS:
      Contract purchase payments                                                     5,623,030           938,310                  -
      Net Transfes                                                                    (424,219)          672,099             67,832
      Terminations and  withdrawals                                                   (402,897)         (817,184)                 -
                                                                                --------------       -----------        -----------
        Increase (decrease) in net assets resulting from principal transactions      4,795,914           793,225             67,832
                                                                                --------------       -----------        -----------
      TOTAL INCREASE (DECREASE) IN NET ASSETS                                        2,648,806           840,274             68,167

NET ASSETS:
      Beginning of year                                                              2,584,988           693,059                  -
                                                                                --------------       -----------        -----------
      End of year                                                               $    5,233,794       $ 1,533,333        $    68,167
                                                                                ==============       ===========        ===========

See accompanying notes.               D-8


                                                               DIVISIONS
------------------------------------------------------------------------------------------------------------------------------------
 North American -    North American -       OFFIT VIF                                                OFFIT VIF U.S.
 AG MidCap Index     AG Stock Index      Emerging Markets    OFFIT VIF High     OFFIT VIF Total       Government     Royce Premier
     Fund                Fund               Bond Fund          Yield Fund         Return Fund       Securities Fund    Portfolio
------------------  -----------------   -----------------    ---------------   -----------------   ----------------- --------------
 $   2,747             $    (322)           $   692,265        $   1,892,366     $      210           $    421,959      $  (1,450)
   (54,227)              (12,017)                12,933             (253,763)           164                148,052           (223)
    28,070                15,877                      -                    -              -                  9,532         65,678
    24,790               (49,589)              (518,748)             (35,273)           502                103,620        (38,960)
----------             ---------            -----------        -------------     ----------           ------------      ---------
     1,380               (46,051)               186,450            1,603,330            876                683,163         25,045
----------             ---------            -----------        -------------     ----------           ------------      ---------

         -                     -                      -               80,274              -                      -          9,660
   (73,732)              286,104                (52,884)            (445,477)       (43,045)              (150,027)       318,887
    (7,401)                    -                 (2,055)                (717)          (713)              (334,582)       (37,337)
----------             ---------            -----------        -------------     ----------           ------------      ---------
   (81,133)              286,104                (54,939)            (365,920)       (43,758)              (484,609)       291,210
----------             ---------            -----------        -------------     ----------           ------------      ---------
   (79,753)              240,053                131,511            1,237,410        (42,882)               198,554        316,255


   356,693               166,750              6,752,038           21,874,684         50,929             11,621,267        268,553
----------             ---------            -----------        -------------     ----------           ------------      ---------
 $ 276,940             $ 406,803            $ 6,883,549        $  23,112,094     $    8,047           $ 11,819,821      $ 584,808
==========             =========            ===========        =============     ==========           ============      =========




 $      53             $      65            $   720,701        $   2,423,942     $    1,729           $    192,229      $   3,229
         -                     -                 49,609           (1,335,477)          (148)               144,620         42,809
    35,257                 4,604                      -                    -              -                      -          9,428
   (42,222)              (10,442)              (236,052)          (1,588,030)          (808)               881,729          3,309
----------             ---------            -----------        -------------     ----------           ------------      ---------
    (6,912)               (5,773)               534,258             (499,565)           773              1,218,578         58,775
----------             ---------            -----------        -------------     ----------           ------------      ---------

         -                     -                      -              141,225              -                      -              -
   363,605               172,523                 61,032               50,324       (170,363)               335,930        305,117
         -                     -               (402,741)          (9,946,440)       220,519               (753,003)      (173,491)
----------             ---------            -----------        -------------     ----------           ------------      ---------
   363,605               172,523               (341,709)          (9,754,891)        50,156               (417,073)       131,626
----------             ---------            -----------        -------------     ----------           ------------      ---------
   356,693               166,750                192,549          (10,254,456)        50,929                801,505        190,401


         -                     -              6,559,489           32,129,140              -             10,819,762         78,152
----------             ---------            -----------        -------------     ----------           ------------      ---------
 $ 356,693             $ 166,750            $ 6,752,038        $  21,874,684     $   50,929           $ 11,621,267      $ 268,553
==========             =========            ===========        =============     ==========           ============      =========

American General Life Insurance Company
Select Reserve Divisions
SEPARATE ACCOUNT D

                                                                                                           DIVISIONS
                                                                                ----------------------------------------------------
                                                                                   Wright International          Wright Selected
                                                                                   Blue Chip Portfolio         Blue Chip Portfolio
STATEMENTS OF CHANGES IN NET ASSETS                                             --------------------------   -----------------------
Year Ended December 31, 2001
OPERATIONS:
      Net investment income (loss)                                                     $           -            $         -
      Net realized gain (loss) on investments                                                      -                      -
      Capital gain distributions from mutual funds                                                 -                      -
      Net unrealized appreciation (depreciation) of investments                                    -                      -
                                                                                       -------------             ----------
        Increase  in net assets resulting from operations                                          -                      -
                                                                                       -------------             ----------

PRINCIPAL TRANSACTIONS:
      Contract purchase payments                                                                   -                      -
      Net Transfers
      Terminations and  withdrawals                                                                -                      -
                                                                                       -------------            -----------
        Increase (decrease) in net assets resulting from principal transactions                    -                      -
                                                                                       -------------            -----------
      TOTAL INCREASE (DECREASE) IN NET ASSETS                                                      -                      -

NET ASSETS:
      Beginning of year                                                                            -                      -
                                                                                       -------------            -----------
      End of year                                                                      $           -            $         -
                                                                                       =============            ===========



STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2000
OPERATIONS:
      Net investment income (loss)                                                     $         560            $      (522)
      Net realized loss on investments                                                      (135,821)              (121,200)
      Capital gain distributions from mutual funds                                           121,424                234,669
      Net unrealized depreciation of investments                                            (136,295)                (8,443)
                                                                                       -------------            -----------
        Increase (decrease) in net assets resulting from operations                         (150,132)               104,504
                                                                                       -------------            -----------

PRINCIPAL TRANSACTIONS:
      Contract purchase payments                                                                   -                      -
      Net Transfes                                                                          (363,658)            (1,373,927)
      Terminations and  withdrawals                                                         (404,851)            (1,006,466)
                                                                                       -------------            -----------
        Decrease in net assets resulting from principal transactions                        (768,509)            (2,380,393)
                                                                                       -------------            -----------
      TOTAL DECREASE IN NET ASSETS                                                          (918,641)            (2,275,889)

NET ASSETS:
      Beginning of year                                                                      918,641              2,275,889
                                                                                       -------------            -----------
      End of year                                                                      $           -            $         -
                                                                                       =============            ===========

See accompanying notes.               D-10

NOTES TO FINANCIAL STATEMENTS
Select Reserve Divisions
SEPARATE ACCOUNT D

Note A - Organization

     The Select Reserve Divisions (the "Divisions") of American General Life Insurance Company Separate Account D (the "Separate Account") received their first deposits in May 1998. The Separate Account was established by resolution of the Board of Directors of American General Life Insurance Company (the "Company") on November 19, 1973. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended, and consists of ninety investment divisions at December 31, 2001.

     The Divisions, funded by series of independently managed mutual fund portfolios ("Funds"), available to Select Reserve contract owners are as follows:

LEVCO Series Trust:                                                   OFFIT Variable Insurance Fund, Inc. ("VIF"):
  LEVCO Equity Value Fund                                                  OFFIT VIF-Emerging Markets Bond Fund
Mercury Advisors:                                                          OFFIT VIF-High Yield Fund
  Mercury HW Large Cap Value VIP Portfolio/(1)/                            OFFIT VIF-Total Return Fund
  Mercury Low Duration VIP Portfolio /(1)/                                 OFFIT VIF-U.S. Government Securities Fund
Navellier Variable Insurance Series Fund, Inc.:
  Navellier Growth Portfolio                                          Royce Capital Fund:
North American Funds Variable Product Series I /(2)/                       Royce Small Cap Portfolio /(3)/
(a related party):
  North American - AG International Equities Fund
  North American - AG MidCap Index Fund /(2)/
  North American - AG Money Market Fund /(2)/
  North American - AG Stock Index Fund

/(1)/ Effective January 30, 2001, Mercury HW Large Cap Value VIP Portfolio and
      Mercury Low Duration VIP Portfolio were closed to new deposits.

/(2)/ Effective January 1, 2002, North American Funds Variable Product Series I changed its name to VALIC Company I, and the Money Market Fund changed its name to Money Market I Fund and the MidCap Index Fund changed its name to Mid Cap Index Fund.

/(3)/ Effective May 1, 2001, Royce Premier Portfolio changed its name to Royce
      Small Cap Portfolio.

     Net purchases from the policies are allocated to the Divisions and invested in portfolios and funds, in accordance with contract owners' instructions, and are recorded as principal transactions in the Statement of Changes in Net Assets. Changes in the economic environment have a direct impact on the net asset value per share of a portfolio or fund. There is no assurance that the investment objectives of any of the Divisions will be met. Contract owners bear the complete risk of purchase payments allocated to a Division.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

     The accompanying financial statements of the Divisions of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States ("GAAP"). The accounting principles followed by the Divisions and the methods of applying those principles are presented below. For the purpose of comparison with current year financials, certain line items have been reclassified in the 2000 statement of changes in net assets.

     Security valuation - The investments in shares of the Funds listed above, are valued at the closing net asset value (market) per share as determined by the Fund on the day of measurement.

     Security transactions and related investment income - Security transactions are accounted for on the date the order to buy or sell is executed (trade date). Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost, for financial reporting and federal income tax purposes.

SEPARATE ACCOUNT D -Select Reserve Divisions
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note B - Summary of Significant Accounting Policies and Basis of Presentation

     Administrative expenses and mortality and expense risk charges - Deductions for administrative expenses and mortality and expense risks assumed by the Company are calculated daily, at an annual rate, on the daily net asset value of the Divisions and are paid to the Company. The annual rate for the mortality and expense risk charge is 0.36% and the annual rate for the administrative expense charge is 0.04%

     The Funds pay their respective investment advisers a monthly fee based on each fund's average net asset value.

     Annuity reserves - Annuity reserves are computed for currently payable contracts according to either the 1983a Individual Annuity Mortality Table projected under Scale G factors or the Annuity 2000 Mortality Table, depending on calendar year of annuitization. The assumed interest rate is 3.5%. Charges to annuity reserves for mortality and expense risk experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Separate Account.

     Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

Note C - Federal Income Taxes

     The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

Note D - Federal Income Taxes

     For the year ended December 31, 2001, the aggregate cost of purchases and proceeds from the sales of investments were:


                                    Divisions                                     Purchases                   Sales
               ----------------------------------------------------------------------------------------------------------
               Levco Equity Value Fund                                        $        317,488           $       269,283
               Mercury HW Large Cap Value VIP Portfolio                                      -                   104,968
               Mercury Low Duration VIP Portfolio                                      100,327                   156,573
               Navellier Growth Portfolio                                            1,245,773                 1,842,458
               North American - AG International Equities Fund                         218,200                    38,672
               North American - AG MidCap Index Fund                                   312,974                   363,282
               North American - AG Money Market Fund                                 4,271,273                 4,537,184
               North American - AG Stock Index Fund                                    425,255                   123,629
               Offit VIF Emerging Markets Fund                                         791,602                   154,988
               Offit VIF High Yield Fund                                             2,761,047                 1,234,581
               Offit VIF Total Return Fund                                             238,532                   282,085
               Offit VIF U.S. Government Securities Fund                             1,408,155                 1,461,398
               Royce Small Cap Portfolio                                               737,190                   381,755

                                                                              ----------------           ---------------
               Total                                                          $     12,827,816           $    10,950,856
                                                                              ================           ===============

Note E - Investments

     The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 2001.


                                                                                                                        Unrealized
                                                                           Net Asset   Value of Shares     Cost of     Appreciation/
                      Divisions                                 Shares       Value        at Market      Shares Held  (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
LEVCO Series Trust:
-------------------
      Equity Value Fund                                      24,444.963   $ 11.03    $    269,625        $   273,661   $     (4,033)

Navallier Variable Insurance Series Fund, Inc.:
-----------------------------------------------
      Navellier Growth Portfolio                            241,689.067     12.65       3,057,367          4,559,182     (1,501,815)

North Amerian Funds Variable Products Series I:
-----------------------------------------------
      North American - AG International Equities Fund        28,022.354      6.55         183,548            245,466        (61,920)
      North American - AG MidCap Index Fund                  15,981.122     17.33         276,953            294,384        (17,431)
      North American - AG Money Market Fund               1,267,353.460      1.00       1,267,353          1,267,353              -
      North American - AG Stock Index Fund                   12,547.916     32.42         406,803            466,835        (60,032)
                                                                                     ------------        -----------   ------------
                                                                                        2,134,657          2,274,038       (139,383)
OFFIT Variable Insurance Fund, Inc.:
------------------------------------
      VIF Emerging Markets Bond Fund                        902,160.452      7.63       6,883,485          7,057,162       (173,677)
      VIF High Yield Fund                                 2,767,896.313      8.35      23,111,934         27,622,887     (4,510,953)
      VIF Total Return Fund                                     781.899     10.30           8,054              8,360           (306)
      VIF US Government Securities Fund                   1,059,110.672     11.16      11,819,675         10,891,524        928,151
                                                                                     ------------        -----------   ------------
                                                                                       41,823,148         45,579,933     (3,756,785)
Royce Capital Fund:
-------------------
      Royce Premier Portfolio                                87,809.001      6.66         584,808            620,593        (35,785)
                                                                                     ------------        -----------   ------------
Total                                                                                $ 47,869,605        $53,307,407   $ (5,437,801)
                                                                                     ============        ===========   ============

SEPARATE ACCOUNT D - Select Reserve Divisions
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the Year Ended December 31, 2001

CONTRACTS IN ACCUMULATION PERIOD:
                                                                                     Divisions
                                                    --------------------------------------------------------------------------------
                                                                       Mercury HW                                         North
                                                     LEVCO Equity      Large Cap    Mercury Low    Navellier Growth   American - AG
                                                      Value Fund       Value VIP    Duration VIP      Portfolio        Money Market
                                                                       Portfolio     Portfolio                             Fund
Outstanding at beginning of period                    34,045.307      21,114.345      9,960.906      616,696.871       273,936.394
Purchase payments                                              -               -              -       68,793.039        15,842.583
Transfers between funds                               14,457.922     (15,313.265)    (7,325.508)    (131,463.592)       39,793.985
Terminations and Withdrawals                          (6,599.308)     (5,801.080)    (2,635.398)     (51,063.355)     (110,325.906)
                                                    ------------    ------------   ------------      -----------    --------------
Outstanding at end of period                          41,903.921               -              -      502,962.963       219,247.056
                                                    ============    ============   ============      ===========    ==============

                                                        North                           North
                                                    American - AG   North American  American - AG       OFFIT VIF        OFFIT VIF
                                                    International    - AG MidCap     Stock Index     Emerging Market    High Yield
                                                    Equities Fund     Index Fund        Fund            Bond Fund          Fund
Outstanding at beginning of period                     6,717.366      33,854.820      16,601.954     1,015,586.298    4,276,512.060
Purchase payments                                              -               -               -                 -       14,782.651
Transfers between funds                               17,244.693      (6,478.824)     29,714.195        (7,611.617)     (81,297.487)
Terminations and Withdrawals                            (690.575)       (734.547)              -          (300.004)        (131.841)
                                                    ------------      ----------      ----------     -------------    -------------
Outstanding at end of period                          23,271.484      26,641.449      46,316.149     1,007,674.677    4,209,865.383
                                                    ============      ==========      ==========     =============    =============


                                                      OFFIT VIF           OFFIT VIF U.S.
                                                     Total Return           Government              Royce Small
                                                        Fund             Securities Fund           Cap Portfolio
Outstanding at beginning of period                      9,577.733         2,055,880.464              39,100.335
Purchase payments                                               -                     -               1,341.282
Transfers between funds                                (8,031.331)          (26,023.564)             35,475.633
Terminations and Withdrawals                             (127.885)          (58,999.766)             (5,248.982)
                                                       ----------         -------------              ----------
Outstanding at end of period                            1,418.517         1,970,857.134              70,668.268
                                                      ===========         =============              ==========

Note G - Per Unit Data

     A summary of unit values and units outstanding for variable account policies and the expense ratios, excluding expenses of the underlying Divisions, for the year ended December 31, 2001, are as follows:


                                                                                                     Investment
                                                                                                       Income     Expense   Total
                 Divisions                                 Units         Unit Value      Net Assets    Ratio       Ratio    Return
------------------------------------------------------------------------------------------------------------------------------------
LEVCO Series Trust:
-------------------
    Equity Value Fund                                     41,903.921    $ 6.434031    $    269,612        0.84%      0.40%    -5.68%

Mercury HW Variable Trust:
--------------------------
    Mercury HW Large Cap Value VIP Portfolio                       -      5.508456               -        6.45%      0.40%    11.54%
    Mercury Low Duration VIP Portfolio                             -      5.792535               -        2.30%      0.40%     3.41%

Navallier Variable Insurance Series Fund, Inc.:
-----------------------------------------------
    Navellier Growth Portfolio                           502,962.963      6.078778       3,057,401        0.00%      0.40%   -28.37%

North Amerian Funds Variable Products Series I:
-----------------------------------------------
    North American - AG International Equities Fund       23,271.484      7.886395         183,528        3.43%      0.40%   -22.29%
    North American - AG MidCap Index Fund                 26,641.449     10.395061         276,940        0.62%      0.40%    -1.34%
    North American - AG Money Market Fund                219,247.056      5.780450       1,267,346        3.62%      0.40%     3.27%
    North American - AG Stock Index Fund                  46,316.149      8.783199         406,803        1.10%      0.40%   -12.55%

OFFIT Variable Insurance Fund, Inc.:
------------------------------------
    VIF Emerging Markets Bond Fund                     1,007,674.677      6.831121       6,883,549       10.56%      0.40%     2.75%
    VIF High Yield Fund                                4,209,865.383      5.489984      23,112,094        8.83%      0.40%     7.33%
    VIF Total Return Fund                                  1,418.517      5.672303           8,047        1.09%      0.40%     6.67%
    VIF US Government Securities Fund                  1,970,857.134      5.997300      11,819,821        4.00%      0.40%     6.10%

Royce Capital Fund:
-------------------
    Royce Premier Portfolio                               70,668.268      8.275396         584,808        0.00%      0.40%    20.49%
                                                                                      ------------
Total                                                                                 $ 47,869,949
                                                                                      ============

                      (This page intentionally left blank)

                    [Ernst & Young Letterhead appears here]

                         Report of Independent Auditors

Board of Directors and Stockholder
American General Life Insurance Company

We have audited the accompanying consolidated balance sheets of American General Life Insurance Company (an indirectly wholly owned subsidiary of American General Corporation) as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American General Life Insurance Company and subsidiaries at December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in 2001, the Company changed its method of accounting for derivatives and its investments in certain purchased and retained interests in securitized financial assets.


February 1, 2002                                           /s/ ERNST & YOUNG LLP

                    American General Life Insurance Company

                          Consolidated Balance Sheets

                                                             DECEMBER 31
                                                        2001            2000
                                                    ------------------------------
                                                           (In Thousands)
ASSETS
Investments:
 Fixed maturity securities, at fair value
  (amortized cost - $28,319,738 in 2001 and
  $27,098,978 in 2000)                                $28,589,219     $26,991,695
 Equity securities, at fair value (cost -
  $202,556 in 2001 and $233,278 in 2000)                  176,171         233,227
 Mortgage loans on real estate                          2,201,562       2,084,299
 Policy loans                                           1,291,019       1,297,438
 Investment real estate                                    65,974         124,117
 Other long-term investments                              277,087         227,514
 Short-term investments                                   487,747         140,496
 Derivatives                                               26,458               -
                                                      ---------------------------
Total investments                                      33,115,237      31,098,786

Cash                                                       86,005          44,747
Investment in Parent Company
 (cost - $8,597 in 2001 and 2000)                          64,326          57,019
Indebtedness from affiliates                              213,015          78,225
Accrued investment income                                 487,349         472,187
Accounts receivable                                       506,683         664,395
Deferred policy acquisition costs                       2,042,688       2,090,810
Property and equipment                                     76,285          80,665
Other assets                                              226,966         228,685
Assets held in separate accounts                       20,279,272      22,225,525
                                                      ---------------------------
Total assets                                          $57,097,826     $57,041,044
                                                      ===========================

                                                              DECEMBER 31
                                                          2001            2001
                                                      ---------------------------
                                                           (In Thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
 Future policy benefits                               $31,012,386     $29,524,610
 Other policy claims and benefits payable                  53,149          47,369
 Other policyholders' funds                               523,332         388,433
 Federal income taxes                                     558,723         466,314
 Indebtedness to affiliates                                 4,691           6,909
 Other liabilities                                        838,612         920,570
 Liabilities related to separate accounts              20,279,272      22,225,525
                                                      ---------------------------
Total liabilities                                      53,270,165      53,579,730

Shareholder's equity:
 Common stock, $10 par value, 600,000 shares
  authorized, issued, and outstanding                       6,000           6,000
 Preferred stock, $100 par value, 8,500 shares
  authorized, issued, and outstanding                         850             850
 Additional paid-in capital                             1,397,860       1,370,821
 Accumulated other comprehensive loss                     129,460         (31,466)
 Hedging activities                                        16,207               -
 Retained earnings                                      2,277,284       2,115,109
                                                      ---------------------------
Total shareholder's equity                              3,827,661       3,461,314
                                                      ---------------------------
Total liabilities and shareholder's equity            $57,097,826     $57,041,044
                                                      ===========================

See accompanying notes.

                    American General Life Insurance Company

                       Consolidated Statements of Income

                                                       YEAR ENDED DECEMBER 31
                                               2001             2000            1999
                                           --------------------------------------------
                                                         (In Thousands)
Revenues:
 Premiums and other considerations         $  794,347       $  659,901       $  540,029
 Net investment income                      2,393,778        2,362,694        2,348,196
 Net realized investment gains
  (losses)                                    (65,668)         (98,109)           5,351
 Other                                         22,171          134,769           82,581
                                           --------------------------------------------
Total revenues                              3,144,628        3,059,255        2,976,157

Benefits and expenses:
 Benefits                                   1,899,772        1,775,120        1,719,375
 Operating costs and expenses                 607,637          481,841          495,680
                                           --------------------------------------------
Total benefits and expenses                 2,507,409        2,256,961        2,215,055
                                           --------------------------------------------
Income before income tax expense              637,219          802,294          761,102

Income tax expense                            190,981          260,860          263,196
Cumulative effect of accounting
 change (net of tax)                          (22,383)               -                -
                                           --------------------------------------------
Net income                                 $  423,855       $  541,434       $  497,906
                                           ============================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Shareholder's Equity

                                                   YEAR ENDED DECEMBER 31
                                              2001            2000            1999
                                          ------------------------------------------
                                                       (In Thousands)
Common stock:
 Balance at beginning of year             $    6,000      $    6,000     $     6,000
 Change during year                                -               -               -
                                          ------------------------------------------
Balance at end of year                         6,000           6,000           6,000

Preferred stock:
 Balance at beginning of year                    850             850             850
 Change during year                                -               -               -
                                          ------------------------------------------
Balance at end of year                           850             850             850

Additional paid-in capital:
 Balance at beginning of year              1,370,821       1,371,687       1,368,089
 Capital contribution from Parent
  Company                                          -               -               -
 Other changes during year                    27,039            (866)          3,598
                                          ------------------------------------------
Balance at end of year                     1,397,860       1,370,821       1,371,687

Accumulated other comprehensive
 (loss) income:
   Balance at beginning of year              (31,466)       (356,865)        679,107
   Change in unrealized gains
    (losses) on securities, net of tax       160,926         325,399      (1,035,972)
                                          ------------------------------------------
Balance at end of year                       129,460         (31,466)       (356,865)

Hedging Activities:
 Balance at beginning of year                      -               -               -
 Change, net of tax                           16,207               -               -
                                          ------------------------------------------
Balance at end of year                        16,207               -               -

Retained earnings:
 Balance at beginning of year              2,115,109       1,824,715       1,514,489
 Net income                                  423,855         541,434         497,906
 Dividends paid                             (261,680)       (251,040)       (187,680)
                                          ------------------------------------------
Balance at end of year                     2,277,284       2,115,109       1,824,715
                                          ------------------------------------------
Total shareholder's equity                $3,827,661      $3,461,314     $ 2,846,387
                                          ==========================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Comprehensive Income

                                                    YEAR ENDED DECEMBER 31
                                              2001            2000             1999
                                            -----------------------------------------
                                                       (In Thousands)
Net income                                  $423,855        $541,434      $   497,906
Other comprehensive income:
 Gross change in unrealized gains
  (losses) on securities (pretax:
  $221,614; $435,000; ($1,581,500)           139,067         282,743       (1,027,977)
 Hedging activity                             16,207               -                -
 Less: gains (losses) realized in
  net income                                 (21,859)        (42,656)           7,995
                                            -----------------------------------------
 Change in net unrealized gains
  (losses) on securities (pretax:
  $269,562, $500,000; ($1,593,800))          177,133         325,399       (1,035,972)
                                            -----------------------------------------
Comprehensive income (loss)                 $600,988        $866,833      $  (538,066)
                                            =========================================

See accompanying notes.

                    American General Life Insurance Company

                     Consolidated Statements of Cash Flows

                                                                             YEAR ENDED DECEMBER 31
                                                                  2001                2000                  1999
                                                            --------------------------------------------------------
                                                                                (In Thousands)
OPERATING ACTIVITIES
Net income                                                  $    423,855          $    541,434          $    497,906
Adjustments to reconcile net income to net cash
provided by (used in) operating activities:
   Change in accounts receivable                                 157,712              (477,803)               10,004
   Change in future policy benefits and other
    policy claims                                                225,127            (2,566,783)           (2,422,221)
   Amortization of policy acquisition costs                      189,631                23,443               101,066
   Policy acquisition costs deferred                            (296,014)             (299,306)             (307,854)
   Change in other policyholders' funds                          134,899                16,801               (26,955)
   Provision for deferred income tax expense                     (17,539)               57,228                85,257
   Depreciation                                                   35,055                28,677                24,066
   Amortization                                                   26,266                22,831               (30,894)
   Change in indebtedness to (from) affiliates                  (137,008)               (3,207)               74,814
   Change in amounts payable to brokers                         (206,153)              478,132               (43,321)
   Net loss on sale of investments                               101,455                52,670                45,379
   Other, net                                                     29,422                47,646              (170,413)
                                                            --------------------------------------------------------
Net cash provided by (used in) operating activities              666,708            (2,078,237)           (2,163,166)

INVESTING ACTIVITIES
Purchases of investments and loans made                      (50,001,560)          (33,436,962)          (44,508,908)
Sales or maturities of investments and receipts
 from repayment of loans                                      48,289,342            33,627,301            43,879,377
Sales and purchases of property, equipment, and
software, net                                                     55,851               (45,078)              (87,656)
                                                            --------------------------------------------------------
Net cash provided by (used in) investing activities           (1,656,367)              145,261              (717,187)

FINANCING ACTIVITIES
Net policyholder account deposits/withdrawals                  1,265,558             2,183,646             2,992,743
Dividends paid                                                  (261,680)             (251,040)             (187,680)
Other                                                             27,039                  (866)                3,598
                                                            --------------------------------------------------------
Net cash provided by financing activities                      1,030,917             1,931,740             2,808,661
                                                            --------------------------------------------------------
Increase (decrease) in cash                                       41,258                (1,236)              (71,692)
Cash at beginning of year                                         44,747                45,983               117,675
                                                            --------------------------------------------------------
Cash at end of year                                         $     86,005          $     44,747          $     45,983
                                                            ========================================================

Interest paid amounted to approximately $76,500,000, $50,673,000, and $2,026,000 in 2001, 2000, and 1999, respectively.

See accompanying notes.

                    American General Life Insurance Company

                   Notes to Consolidated Financial Statements

                               December 31, 2001

NATURE OF OPERATIONS

American General Life Insurance Company (the "Company") is a wholly owned subsidiary of AGC Life Insurance Company ("Parent Company"), and its ultimate parent is American International Group ("AIG"). The Company's wholly owned life insurance subsidiaries are American General Life Insurance Company of New York ("AGNY") and The Variable Annuity Life Insurance Company ("VALIC"). The Company also owns American General Life Companies ("AGLC"), which provides management services to certain life insurance subsidiaries of the Parent Company. The Company sells a variety of equity products through its wholly owned broker dealer, American General Securities, Inc.

On August 29, 2001, pursuant to an Agreement and Plan of Merger dated as of May 11, 2001 (the "Agreement and Plan Merger") by and among American General Corporation ("AGC"), which was the Company's then-ultimate controlling entity, AIG and Washington Acquisition Corporation ("WAC"), which is a Texas corporation and a wholly owned subsidiary of AIG, WAC was merged with and into AGC, with AGC being the surviving corporation (the "Merger"). As a result of the Merger, AIG became the ultimate parent of the Company. The Texas Department of Insurance approved the Merger on August 28, 2001.

The Company offers a complete portfolio of the standard forms of universal life, variable universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States. The Company serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. AGNY offers a broad array of traditional and interest-sensitive insurance, in addition to individual annuity products. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States.

1. ACCOUNTING POLICIES

1.1 PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.1 PREPARATION OF FINANCIAL STATEMENTS (CONTINUED)

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

Certain prior year amounts have been reclassified to conform with the current year presentation.

1.2 STATUTORY ACCOUNTING

The Company and its wholly owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory equity at December 31, 2001. Statutory net income and capital and surplus of the Company is as follows:

                                             YEAR ENDED DECEMBER 31
                                       2001           2000           1999
                                   -----------------------------------------
                                                (In Thousands)

Statutory net income (unaudited)    $  218,312     $  360,578     $  350,294
Statutory capital and surplus
 (unaudited)                        $1,909,729     $1,908,887     $1,753,570

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.2 STATUTORY ACCOUNTING (CONTINUED)

companies to establish an AVR and an IMR. The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

CODIFICATION

The Company has performed a review of the revised Accounting Practices and Procedures Manual ("Codification") effective January 1, 2001 and determined that the effect of these changes did not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

1.3 INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts. At December 31, 2001 and 2000, insurance investment contracts of $29.6 billion and $25.3 billion, respectively, were included in the Company's liabilities.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Substantially all fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 2001 and 2000. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the adjustment, net of deferred taxes, is recorded in accumulated other comprehensive income (loss), within shareholders' equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

At various times, the Company holds trading securities and reports them at fair value. The Company's trading security portfolio was immaterial at year-end 2001 and 2000. Realized and unrealized gains (losses) related to trading securities are included in net investment income; however, trading securities did not have a material effect on net investment income in 2001, 2000, and 1999.

Equity partnerships, which are reported in equity securities, are accounted for under the equity method of accounting. For those partnerships that report changes in the fair value of underlying equity investments in earnings, the Company records its proportionate interest in investment gains (losses).

MORTGAGE LOANS

Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS (CONTINUED)

POLICY LOANS

Policy loans are reported at unpaid principal balance.

REAL ESTATE

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

DOLLAR ROLL AGREEMENTS

Dollar rolls are agreements to sell mortgage-backed securities and to repurchase substantially the same securities at a specified price and date in the future. The Company accounts for dollar rolls as short-term collateralized financings and includes the repurchase obligation in other liabilities. There were no dollar rolls outstanding at December 31, 2001 and 2000.

INVESTMENT INCOME

Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

REALIZED INVESTMENT GAINS

Realized investment gains (losses) are recognized using the specific-identification method and reported in net realized investment gains (losses).

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.5 SEPARATE ACCOUNTS

Separate Accounts are assets and liabilities associated with certain contracts, principally annuities, for which the investment risk lies solely with the contract holder. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC") AND COST OF INSURANCE PURCHASED ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

CIP represents the cost assigned to insurance contracts in force that are acquired through the purchase of a block of business. At December 31, 2001 and 2000, CIP of $11 million and $16 million, respectively, was reported within other assets.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 5.08% to 5.15%.

DPAC and CIP are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC") AND COST OF INSURANCE PURCHASED ("CIP") (CONTINUED)

The Company reviews the carrying amounts of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.7 OTHER ASSETS

Goodwill is charged to expense in equal amounts, generally over 40 years. The Company reviews goodwill for indicators of impairment in value which it believes are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the Company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If facts and circumstances suggest that a subsidiary's goodwill is impaired, the Company assesses the fair value of the underlying business based on an independent appraisal and reduces goodwill to an amount that results in the book value of the subsidiary approximating fair value. (See Footnote 1.13 Accounting Changes for treatment beginning next year.)

1.8 POLICY AND CONTRACT CLAIMS RESERVES

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 2.00% to 13.50% at December 31, 2001.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.9 PREMIUM RECOGNITION

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC.

For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in a constant relationship to insurance in force. For all other contracts, premiums are recognized when due.

1.10 REINSURANCE

The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability as the Company remains primarily liable to the policyholder.

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Reinsurance recoveries on ceded reinsurance contracts were $101 million, $65 million, and $71 million, during 2001, 2000, and 1999, respectively. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies. Benefits paid and future policy benefits related to ceded insurance contracts are recorded as reinsurance receivables, and are included in accounts receivable.

1.11 PARTICIPATING POLICY CONTRACTS

Participating life insurance accounted for approximately 1% of life insurance in force at December 31, 2001 and 2000.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.11 PARTICIPATING POLICY CONTRACTS (CONTINUED)

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $3.6 million, $4.4 million, and $4.6 million in 2001, 2000, and 1999, respectively.

1.12 INCOME TAXES

The Company's parent, AGC, was acquired by AIG on August 29, 2001. The Company will join in the filing of a consolidated federal income tax return with AGC for the period January 1, 2001 to August 29, 2001. For the period August 30, 2001 to December 31, 2001, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC and AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. AGC agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not useable by the subsidiary but which are used by other members of the consolidated group. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided; if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in the fair value of available-for-sale securities are included in the consolidated statements of comprehensive income and accumulated other comprehensive income in shareholder's equity.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.13 ACCOUNTING CHANGES

SFAS 133

On January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") 133, Accounting for Derivative Instruments and Hedging Activities, which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument will be reported in net income or other comprehensive income, depending upon the intended use of the derivative instrument.

Adoption of SFAS 133 did not materially impact the Company's results of operations and financial position in current periods and it is not expected to materially impact future periods. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities have been recorded in investment gains (losses).

In January 2001, the Emerging Issues Task Force ("EITF") of the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets ("EITF 99-20"). This pronouncement changed the accounting requirements for interests in many asset-backed securities and residential mortgage backed securities. EITF 99-20 requires that interest income on securities within its scope be recognized prospectively, with changes in expected future cash flows reflected in reported yields going forward. In addition, if cash flows are expected to decrease, EITF 99-20 may require investors to recognize impairment losses. In accordance with the transition provisions of EITF 99-20, the Company recorded a loss of $22.4 million, net of tax, at June 30, 2001 which is being recognized and reported in the consolidated statements of income and comprehensive income as a cumulative effect of accounting change.

In June 2001, the FASB issued Statement of Financial Accounting Standards 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its consolidated income statement. SFAS 142 is effective for the year commencing January 1, 2002. In addition, SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.13 ACCOUNTING CHANGES (CONTINUED)

more frequently if circumstances indicate that a possible impairment has occurred. As of December 31, 2001, the Company recorded $27 million of goodwill in Other Assets on its consolidated balance sheet. The Company has evaluated the impact of the impairment provisions of SFAS 142, and has determined that the impact on its consolidated results of operations and financial position will not be significant.

2. INVESTMENTS

2.1 INVESTMENT INCOME

Investment income by type of investment was as follows for the year ended:

                                         2001            2000           1999
                                     ------------------------------------------
                                                  (In Thousands)
Investment income:
 Fixed maturities                     $2,101,393      $2,050,503     $2,118,794
 Equity securities                         4,000          22,996         17,227
 Mortgage loans on real estate           175,016         159,414        134,878
 Investment real estate                   16,491          22,749         20,553
 Policy loans                             74,619          71,927         69,684
 Other long-term investments              (2,875)         13,062          7,539
 Short-term investments                   64,420          66,296         24,874
 Investment income from affiliates         7,490          10,733          8,695
                                     ------------------------------------------
Gross investment income                2,440,554       2,417,680      2,402,244
Investment expenses                       46,776          54,986         54,048
                                     ------------------------------------------
Net investment income                 $2,393,778      $2,362,694     $2,348,196
                                     ==========================================

The carrying value of investments that produced no investment income during 2001 was less than 0.9% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

Derivative financial instruments did not have a material effect on net investment income in 2001, 2000, or 1999.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.2 NET REALIZED INVESTMENT GAINS (LOSSES)

Realized gains (losses) by type of investment were as follows for the year ended:

                                         2001            2000            1999
                                    ------------------------------------------
                                                   (In Thousands)
Fixed maturities:
 Gross gains                         $ 303,468       $  62,856       $ 118,427
 Gross losses                         (295,380)       (174,057)       (102,299)
                                    ------------------------------------------
Total fixed maturities                   8,088        (111,201)         16,128
Equity securities                       (4,538)              -             793
Unhedged derivatives                    (2,250)              -               -
Other investments                      (66,968)         13,092         (11,570)
                                    ------------------------------------------
Net realized investment (losses)
 gains before tax                      (65,668)        (98,109)          5,351
Income tax (benefit) expense           (22,030)        (34,338)          1,874
                                    ------------------------------------------
Net realized investment (losses)
 gains after tax                     $ (43,638)      $ (63,771)      $   3,477
                                    ==========================================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities are classified as available-for-sale and reported at fair value. Amortized cost and fair value at December 31, 2001 and 2000 were as follows:

                                                  GROSS           GROSS
                                 AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                   COST            GAIN           LOSS           VALUE
                               -------------------------------------------------------
                                                     (In Thousands)
December 31, 2001
Fixed maturity securities:
Corporate securities:
   Investment-grade              $13,900,833       $573,231      $(247,059)    $14,227,005
   Below investment-grade          1,814,978         32,155       (219,750)      1,627,383
 Mortgage-backed securities*       7,041,992        142,028        (71,273)      7,112,747
 U.S. government obligations         522,593         14,546        (10,389)        526,750
 Foreign governments                 194,027          9,468         (1,476)        202,019
 State and political
  subdivisions                     4,838,258         95,224        (47,167)      4,886,315
 Redeemable preferred stocks           7,057              -            (57)          7,000
                                 ---------------------------------------------------------
Total fixed maturity
 securities                      $28,319,738       $866,652      $(597,171)    $28,589,219
                                 =========================================================
Equity securities                $   202,556       $    220      $ (26,605)    $   176,171
                                 =========================================================
Investment in Parent Company     $     8,597       $ 55,729      $       -     $    64,326
                                 =========================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

                                                  GROSS           GROSS
                                 AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                   COST            GAIN           LOSS            VALUE
                              ---------------------------------------------------------------
                                                      (In Thousands)
December 31, 2000
Fixed maturity securities:
Corporate securities:
   Investment-grade              $18,495,450       $420,049      $(420,341)     $18,495,158
   Below investment-grade          1,662,879         14,888       (287,880)       1,389,887
 Mortgage-backed securities*       6,340,762        145,597         (5,907)       6,480,452
 U.S. government obligations         215,220         22,526            (21)         237,725
 Foreign governments                 209,305          7,402         (1,655)         215,052
 State and political
  subdivisions                       168,302          2,940         (4,821)         166,421
 Redeemable preferred stocks           7,060              -            (60)           7,000
                                 ----------------------------------------------------------
Total fixed maturity
 securities                      $27,098,978       $613,402      $(720,685)     $26,991,695
                                 ==========================================================
Equity securities                $   233,278       $ 10,146      $ (10,197)     $   233,227
                                 ==========================================================
Investment in Parent Company     $     8,597       $ 48,422      $       -      $    57,019
                                 ==========================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholders' equity at December 31 were as follows:

                                                2001            2000            1999
                                           -----------------------------------------
                                                       (In Thousands)
Gross unrealized gains                     $ 922,601       $ 671,970       $ 296,288
Gross unrealized losses                     (623,776)       (730,882)       (909,135)
DPAC and other fair value adjustments        (96,749)         23,119         200,353
Deferred federal income (taxes)
 benefit                                     (72,615)          4,330          55,631
Other                                             (1)             (3)             (2)
                                           -----------------------------------------
Net unrealized gains (losses) on
 securities                                $ 129,460       $ (31,466)      $(356,865)
                                           =========================================

The contractual maturities of fixed maturity securities at December 31, 2001 were as follows:


                                      2001                           2000
                        -------------------------------------------------------------
                            AMORTIZED        MARKET        AMORTIZED        MARKET
                               COST          VALUE           COST           VALUE
                        -------------------------------------------------------------
                                 (In Thousands)                 (In Thousands)
Fixed maturity securities,
 excluding mortgage-backed
 securities:
   Due in one year or
    less                    $ 1,224,135    $ 1,248,865     $   832,001    $   833,695
   Due after one year
    through five years        4,314,919      4,466,280       5,539,620      5,562,918
   Due after five years
    through ten years         8,003,153      8,086,515       7,492,395      7,433,403
   Due after ten years        7,735,539      7,674,812       6,894,200      6,681,227
Mortgage-backed
 securities                   7,041,992      7,112,747       6,340,762      6,480,452
                            ---------------------------------------------------------
Total fixed maturity
 securities                 $28,319,738    $28,589,219     $27,098,978    $26,991,695
                            =========================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $31.2 billion, $12.3 billion, and $12.3 billion, and $12.3 billion during 2001, 2000, and 1999, respectively.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2001 and 2000:

                              OUTSTANDING     PERCENT OF         PERCENT
                                AMOUNT           TOTAL        NONPERFORMING
                            ------------------------------------------------
                             (In Millions)
December 31, 2001
Geographic distribution:
 South Atlantic                  $  493            22.5%           0.0%
 Pacific                            360            16.3            9.1
 Mid-Atlantic                       407            18.5            0.0
 East North Central                 320            14.5            0.0
 Mountain                            86             3.9            0.0
 West South Central                 170             7.7            0.0
 East South Central                 210             9.5            0.0
 West North Central                  87             4.0            0.0
 New England                         77             3.5            0.0
Allowance for losses                 (8)           (0.4)           0.0
                                 ----------------------
Total                            $2,202           100.0%           1.3%
                                 ======================
Property type:
 Office                          $1,034            47.0%           3.5%
 Retail                             585            26.5            0.0
 Industrial                         268            12.2            0.0
 Apartments                         205             9.3            0.0
 Hotel/motel                         81             3.7            0.0
 Other                               37             1.7            0.0
Allowance for losses                 (8)           (0.4)           0.0
                                 ----------------------
Total                            $2,202           100.0%           1.3%
                                 ======================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE (CONTINUED)

                            OUTSTANDING     PERCENT OF         PERCENT
                              AMOUNT           TOTAL        NONPERFORMING
                            ----------------------------------------------
                           (In Millions)

December 31, 2000
Geographic distribution:
 South Atlantic                $  461            22.0%           0.0%
 Pacific                          374            17.9            7.6
 Mid-Atlantic                     200             9.6            0.0
 East North Central               158             7.6            0.0
 Mountain                         290            13.9            0.0
 West South Central               374            18.0            0.0
 East South Central                89             4.3            0.0
 West North Central                68             3.3            0.0
 New England                       79             3.8            0.0
Allowance for losses               (9)           (0.4)           0.0
                            -------------------------
Total                          $2,084           100.0%           1.4%
                            =========================
Property type:
 Office                        $  596            28.5%           0.0%
 Retail                           900            43.2            3.2
 Industrial                       300            14.4            0.0
 Apartments                       181             8.7            0.0
 Hotel/motel                       77             3.7            0.0
 Other                             39             1.9            0.0
Allowance for losses               (9)           (0.4)           0.0
                            -------------------------
Total                          $2,084           100.0%           1.4%
                            =========================

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

3. DEFERRED POLICY ACQUISITIONS COSTS

The balance of DPAC at December 31 and the components of the change reported in operating costs and expenses for the years then ended were as follows:

                                       2001            2000            1999
                                   ------------------------------------------
                                                 (In Thousands)

Balance at January 1               $2,090,810      $1,956,653      $1,087,718
 Capitalization                       296,014         299,306         307,854
 Accretion of interest                148,969         124,927         116,711
 Amortization                        (338,600)       (148,370)       (217,777)
 Effect of net realized and
  unrealized (losses) gains on
  securities                         (154,505)       (141,706)        662,147
                                   ------------------------------------------
Balance at December 31             $2,042,688      $2,090,810      $1,956,653
                                   ==========================================

4. OTHER ASSETS

Other assets consisted of the following:

                                                 DECEMBER 31
                                             2001           2000
                                          -----------------------
                                               (In Thousands)

Goodwill                                  $ 26,828       $ 27,069
Cost of insurance purchased ("CIP")         10,598         15,598
Computer software                           70,992         73,215
Other                                      118,548        112,803
                                          -----------------------
Total other assets                        $226,966       $228,685
                                          =======================

                    American General Life Insurance Company

4. OTHER ASSETS (CONTINUED)

A rollforward of CIP for the year ended December 31, 2001, was as follows:

                                         2001            2000
                                       ------------------------
                                            (In Thousands)

Balance at January 1                    $15,598         $19,014
Accretion of interest at 5.02%            1,000             788
Amortization                             (6,000)         (3,432)
Other changes                                 -            (772)
                                       ------------------------
Balance at December 31                  $10,598         $15,598
                                       ========================

5. FEDERAL INCOME TAXES

5.1 TAX LIABILITIES

Income tax liabilities were as follows:

                                                      DECEMBER 31
                                                  2001           2000
                                                -----------------------
                                                      (In Thousands)

Current tax (receivable) payable                $ 47,772       $  9,260
Deferred tax liabilities, applicable to:
 Net income                                      450,050        463,117
 Net unrealized investment gains                  60,901         (6,063)
                                                -----------------------
Total deferred tax liabilities                   510,951        457,054
                                                -----------------------
Total current and deferred tax liabilities      $558,723       $466,314
                                                =======================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.1 TAX LIABILITIES (CONTINUED)

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                    2001            2000
                                                 -------------------------
                                                       (In Thousands)
Deferred tax liabilities applicable to:
 Deferred policy acquisition costs               $ 621,014       $ 624,393
 Basis differential of investments                  49,434          55,603
 Net unrealized gains on debt and equity
  securities available for sale                     60,901               -
 Other                                             133,743         143,307
                                                 -------------------------
Total deferred tax liabilities                     865,092         823,303

Deferred tax assets applicable to:
 Policy reserves                                  (261,146)       (246,128)
 Net unrealized gains on debt and equity
  securities available for sale                          -         (39,360)
 Other                                             (93,995)        (89,761)
                                                 -------------------------
Total deferred tax assets before valuation
 allowance                                        (355,141)       (375,249)
Valuation allowance                                  1,000           9,000
                                                 -------------------------
Total deferred tax assets, net of valuation
 allowance                                        (354,141)       (366,249)
                                                 -------------------------
Net deferred tax liabilities                     $ 510,951       $ 457,054
                                                 =========================

Under prior Federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At December 31, 2001, the Company had approximately $88.2 million of policyholders' surplus on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $30.9 million.

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.2 TAX EXPENSE

Components of income tax expense (benefit) for the years were as follows:

                                        2001            2000            1999
                                     ----------------------------------------
                                                  (In Thousands)

Current expense                      $203,313        $174,263        $176,725
Deferred expense (benefit):
 Deferred policy acquisition cost      35,727          82,739          65,377
 Policy reserves                       18,259          12,738         (22,654)
 Basis differential of investments      7,964          14,627          (4,729)
 Litigation settlement                  3,524           2,764          22,641
 Internally developed software         16,198           3,702          18,654
 Basis differential of securities     (70,624)        (11,373)        (14,358)
 Restructure charges                  (17,799)              -               -
 Other, net                            (5,581)        (18,600)         21,540
                                     ----------------------------------------
Total deferred expense (benefit)      (12,332)         86,597          86,471
                                     ----------------------------------------
Income tax expense                   $190,981        $260,860        $263,196
                                     ========================================

A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                          2001          2000          1999
                                        ------------------------------------
                                                   (In Thousands)

Income tax at statutory percentage of
  GAAP pretax income                    $222,797      $279,241      $266,386
Tax-exempt investment income             (31,812)      (16,654)      (16,423)
Goodwill                                     397           669           853
Other                                       (401)       (2,396)       12,380
                                        ------------------------------------
Income tax expense                      $190,981      $260,860      $263,196
                                        ====================================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.3 TAXES PAID

Income taxes paid amounted to approximately $131 million, $182 million, and $126 million in 2001, 2000, and 1999, respectively.

5.4 TAX RETURN EXAMINATIONS

The Internal Revenue Service (IRS) is currently examining the Parent Company's tax return for the tax years 1993 to 1999.

Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

The Company's ultimate parent, American General Corporation, was acquired by American International Group, Inc. (AIG) on August 29, 2001. The Company will join in the filing of a consolidated federal income tax return with American General Corporation for the period January 1, 2001 to August 29, 2001. The Company has a written agreement with American General Corporation under which each subsidiary agrees to pay American General Corporation an amount equal to consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. American General Corporation agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not useable by the subsidiary but which are used by other members of the consolidated group.

For the period August 30, 2001 to December 31, 2001, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life Insurance Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

                    American General Life Insurance Company

6. TRANSACTIONS WITH AFFILIATES

Indebtedness from affiliates were as follows:

                                    DECEMBER 31, 2001             DECEMBER 31, 2000
                            ------------------------------------------------------------
                                PAR VALUE      BOOK VALUE     PAR VALUE      BOOK VALUE
                            ------------------------------------------------------------
                                                  (In Thousands)
American General
 Corporation, 9 3/8%, due
 2008                            $  4,725       $  3,575        $ 4,725        $ 3,486
American General
 Corporation, Promissory
 notes, 5 1/2% due 2004             7,339          7,339          9,786          9,786
American General
 Corporation, Senior
 Promissory notes, 2 16/25%
 due 2006                         165,000        165,000              -              -
American General
 Corporation, Restricted
 Subordinated Note, 13 1/2%,
 due 2002                          25,321         25,321         25,321         25,321
                                 -----------------------------------------------------
Total notes receivable
 from affiliates                  202,385        201,235         39,832         38,593
Accounts receivable from
 affiliates                             -         11,780              -         39,632
                                 -----------------------------------------------------
Indebtedness from
 affiliates                      $202,385       $213,015        $39,832        $78,225
                                 =====================================================

Various American General companies provide services to the Company, principally mortgage servicing and investment management services, provided by American General Investment Management Corporation on a fee basis. The Company paid approximately $111,463,000, $85,002,378, and $55,318,000, for such services in
2001, 2000, and 1999, respectively. Accounts payable for such services at December 31, 2001 and 2000 were not material. The Company rents facilities and provides services on an allocated cost basis to various American General companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, American General Life Companies ("AGLC"). AGLC provides shared services, including technology, to a number of American General Corporation's life insurance subsidiaries. The Company received approximately $225,712,000, $171,650,000, and $138,885,000, for such services and rent in 2001, 2000, and
1999, respectively. Accounts receivable for rent and services at December 31, 2001 and 2000 were not material.

                    American General Life Insurance Company

6. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The holder of this stock, The Franklin Life Insurance Company ("Franklin"), an affiliated company, is entitled to one vote per share, voting together with the holders of common stock.

7. BENEFIT PLANS

7.1 PENSION PLANS

The Company has non-contributory defined benefit pension plans covering most employees. Pension benefits are based on the participant's compensation and length of credited service.

Equity and fixed maturity securities were 70% and 30%, respectively, of the plans' assets at the plans' most recent balance sheet dates. Additionally, 0.2% of plan assets were invested in general investment accounts of the Parent Company's subsidiaries through deposit administration insurance contracts.

The benefit plans have purchased annuity contracts from American General Corporation's subsidiaries to provide benefits for certain retirees. These contracts are expected to provide future annual benefits to certain retirees of American General Corporation and its subsidiaries of approximately $56 million.

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The components of pension (income) expense and underlying assumptions were as follows:

                                           2001           2000         1999
                                       --------------------------------------
                                                    (In Thousands)

Service cost                           $  4,909       $  4,605       $  3,575
Interest cost                            11,150          9,818          7,440
Expected return on plan assets          (18,858)       (17,815)       (12,670)
Amortization                               (405)          (918)          (820)
Recognized net actuarial gain               (70)          (868)             -
Gain due to settlement or curtailment     1,330              -              -
Additional change due to contractual
 termination                                292              -              -
                                       --------------------------------------
Pension (income)                       $ (1,652)      $ (5,178)      $ (2,475)
                                       ======================================
Discount rate on benefit obligation        7.25%          8.00%          7.75%
Rate of increase in compensation
 levels                                    4.25%          4.50%          4.25%
Expected long-term rate of return on
 plan assets                              10.35%         10.35%         10.35%

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The Company's funding policy is to contribute annually no more than the maximum deductible for federal income tax purposes. The funded status of the plans and the prepaid pension expense included in other assets at December 31 were as follows:

                                                    2001           2000
                                                 -----------------------
                                                      (In Thousands)

Projected benefit obligation ("PBO")             $162,880       $130,175
Plan assets at fair value                         168,641        187,266
                                                 -----------------------
Plan assets at fair value in excess of PBO          5,761         57,091
Other unrecognized items, net                      23,427        (32,730)
                                                 -----------------------
Prepaid pension expense                          $ 29,188       $ 24,361
                                                 =======================

The change in PBO was as follows:

                                                   2001            2000
                                                 ------------------------
                                                      (In Thousands)

PBO at January 1                                 $130,175        $100,600
Service and interest costs                         16,058          14,423
Benefits paid                                      (6,927)         (5,394)
Actuarial loss                                     22,267           1,668
Amendments, transfers, and acquisitions             1,470          18,878
(Loss) due to settlement or curtailment              (163)              -
                                                 ------------------------
PBO at December 31                               $162,880        $130,175
                                                 ========================

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The change in the fair value of plan assets was as follows:

                                                    2001            2000
                                                 -------------------------
                                                        (In Thousands)

Fair value of plan assets at January 1            $187,266        $145,863
Actual return on plan assets                       (19,825)          9,249
Benefits paid                                       (5,589)         (5,344)
Acquisitions and other                               6,789          37,498
                                                 -------------------------
Fair value of plan assets at December 31          $168,641        $187,266
                                                 =========================

7.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

The Company has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. The Company has reserved the right to change or eliminate these benefits at any time.

The life plans are insured through December 31, 2001. A portion of the retiree medical and dental plans is funded through a voluntary employees' beneficiary association ("VEBA"); the remainder is unfunded and self-insured. All of the retiree medical and dental plans' assets held in the VEBA were invested in readily marketable securities at its most recent balance sheet date.

Postretirement benefit income (expense) in 2001, 2000, and 1999 was $(107,000), $35,000, and $254,000, respectively. The accrued liability for postretirement benefits was $20.0 million and $20.5 million at December 31, 2001 and 2000, respectively. These liabilities were discounted at the same rates used for the pension plans.

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS

8.1 USE OF DERIVATIVE FINANCIAL INSTRUMENTS

The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income or shareholder's equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net realized investment gains (losses).

8.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases.

Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

The fair values of swap agreements are recognized in the consolidated balance sheets if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholders' equity, consistent with the treatment of the related investment security.

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS (CONTINUED)

For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                        2001            2000
                                                 ----------------------------
                                                      (Dollars in Millions)
Interest rate swap agreements to receive fixed
 rate:
 Notional amount                                       $  160           $ 160
 Average receive rate                                    6.74%           6.74%
 Average pay rate                                        2.07%           6.94%
Currency swap agreements (receive U.S.
 dollars/pay Canadian dollars):
   Notional amount (in U.S. dollars)                   $   74           $  74
   Average exchange rate                                 1.43            1.43
Currency swap agreements (receive U.S.
 dollars/pay Australian dollars):
   Notional amount (in U.S. dollars)                   $   23           $  23
   Average exchange rate                                 1.85            1.85
Currency swap agreements (receive U.S.
 dollars/pay Japanese Yen):
   Notional amount (in U.S. dollars)                   $   12           $   -
   Average exchange rate                                44.60               -

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.3 SWAPTIONS

Options to enter into interest rate swap agreements are used to limit the Company's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on the Company's ability to manage interest crediting rates. Call swaptions allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced if the Company decides to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

Premiums paid to purchase swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any related gain or loss is recognized in income.

Swaptions at December 31 were as follows:

                                                   2001            2000
                                            ----------------------------
                                                 (Dollars in Millions)
Call swaptions:
 Notional amount                                   $ 376           $ 723
 Average strike rate                                5.25%           5.00%

Put swaptions:
 Notional amount                                   $ 684           $ 790
 Average strike rate                                8.25%           8.70%

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.4 CREDIT AND MARKET RISK


Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

                                   2001                           2000
                           FAIR          CARRYING         FAIR        CARRYING
                           VALUE          AMOUNT          VALUE        AMOUNT
                        ------------------------------------------------------
                                            (In Millions)
ASSETS
Fixed maturity and
 equity securities          $28,765       $28,765        $27,406       $27,406
Mortgage loans on real
 estate                       2,288         2,202          2,090         2,084
Policy loans                  1,521         1,291          1,357         1,297
Short-term investments          488           488            140           140
Investment in Parent Co.         64            64             57            57
Indebtedness from
 affiliates                     213           213             78            78
Assets held in separate
 accounts                    20,279        20,279         22,226        22,226

LIABILITIES
Insurance investment
 contracts                   29,582        29,593         25,038        25,328
Liabilities related to
 separate accounting         20,279        20,279         22,226        22,226

The following methods and assumptions were used to estimate the fair value of financial instruments:

     FIXED MATURITY AND EQUITY SECURITIES

     Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     MORTGAGE LOANS ON REAL ESTATE

     Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS

     Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

     INVESTMENT IN PARENT COMPANY

     The fair value of the investment in Parent Company is based on quoted market prices of AIG common stock.

     ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS

     The fair value of Separate Account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds.

     DERIVATIVE FINANCIAL INSTRUMENTS

     If the Company elected to terminate the interest rate swaps, they would have paid $-0- million and $-0- million at December 31, 2001 and 2000, respectively, and received $26.5 million and $11.4 million at December 31, 2001 and 2000. These fair values were estimated using cash flows discounted at current market rates.

     INSURANCE INVESTMENT CONTRACTS

     Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     INDEBTEDNESS FROM AFFILIATES

     Indebtedness from affiliates is composed of accounts receivable and notes receivable from affiliates. Due to the short-term nature of accounts receivable, fair value is assumed to equal carrying value. The fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

10. DIVIDENDS PAID

American General Life Insurance Company paid $261 million, $251 million, and $187 million in dividends on common stock to AGC Life Insurance Company in 2001, 2000, and 1999, respectively. The Company also paid $680 thousand in dividends on preferred stock to an affiliate, The Franklin Life Insurance Company, in 2001, 2000, and 1999.

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2001, approximately $3.5 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $2.5 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10% of policyholders' surplus or the previous year's statutory net gain from operations.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

                    American General Life Insurance Company

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. On December 16, 1998, American General Corporation announced that certain of its life insurance subsidiaries had entered into agreements to resolve all pending market conduct class action lawsuits.

In conjunction with the proposed settlements, the Company recorded a charge of $97.1 million ($63.1 million after-tax) in the fourth quarter of 1998. The charge covered the cost of policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs.

On December 31, 1999, the Company entered into an agreement with the Parent Company whereby the Company assigned, and the Parent Company assumed, $80.1 million of the liabilities of the Company related to the proposed resolution. The liabilities of American General Life Insurance Company of New York, which totaled $17.0 million, were not assumed by the Parent Company. As consideration for the assumption of the liabilities, the Company paid the Parent Company an amount equal to the liabilities recorded with respect to the proposed resolution of the litigation. As of December 31, 2001, the Company has a remaining market conduct litigation liability of $3.3 million recorded.

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

                    American General Life Insurance Company

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

Insurance companies that are under regulatory supervision result in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 2001 and 2000, the Company has accrued $4.2 million and $3.8 million, respectively, for guaranty fund assessments, net of $-0- million and $-0- million, respectively, of premium tax deductions. The Company has recorded receivables of $1.9 million and $5.9 million at December 31, 2001 and 2000, respectively, for expected recoveries against the payment of future premium taxes. Expenses incurred for guaranty fund assessments were $0.6 million, $6.2 million, and $2.1 million, in 2001, 2000, and 1999, respectively.

The Company had $148,432,178 of unfunded commitments for its investments in limited partnerships at December 31, 2001.

                    American General Life Insurance Company

12. REINSURANCE

Reinsurance transactions for the years ended December 31, 2001, 2000, and 1999 were as follows:

                                                                                        PERCENTAGE
                                          CEDED TO        ASSUMED                        OF AMOUNT
                                            OTHER        FROM OTHER                     ASSUMED TO
                        GROSS AMOUNT      COMPANIES      COMPANIES      NET AMOUNT          NET
                     ------------------------------------------------------------------------------
                                               (In Thousands)
December 31, 2001
Life insurance in
 force                    $57,955,308     $27,383,136     $1,476,006     $32,048,178           4.61%
                          ==========================================================
Premiums:
 Life insurance and
  annuities                   347,394         136,077          5,899         217,216           2.72%
 Accident and health
  insurance                       784              71              -             713           0.00%
                          ----------------------------------------------------------
Total premiums            $   348,178     $   136,148     $    5,899     $   217,929           2.71%
                          ==========================================================
December 31, 2000
Life insurance in
 force                    $53,258,777     $21,254,765     $  401,854     $32,405,866          1.24 %
                          ==========================================================
Premiums:
 Life insurance and
  annuities                   138,418          77,566            810          61,662           1.31%
 Accident and health
  insurance                       877             127              -             750           0.00%
                          ----------------------------------------------------------
Total premiums            $   139,295     $    77,693     $      810     $    62,412           1.30%
                          ==========================================================
December 31, 1999
Life insurance in
 force                    $50,060,334     $17,056,734     $  524,062     $33,527,662           1.56%
                          ==========================================================
Premiums:
 Life insurance and
  annuities               $   101,900     $    49,530     $      252     $    52,622           0.48%
 Accident and health
  insurance                       977              84              -             893           0.00%
                          ----------------------------------------------------------
Total premiums            $   102,877     $    49,614     $      252     $    53,515           0.47%
                          ==========================================================

Reinsurance recoverable on paid losses was approximately $14.6 million, $12.2 million, and $8.0 million, at December 31, 2001, 2000, and 1999, respectively. Reinsurance recoverable on unpaid losses was approximately $11.4 million, $3.2 million, and $10.5 million, at December 31, 2001, 2000, and 1999, respectively.

                    American General Life Insurance Company

13. DIVISION OPERATIONS

13.1 NATURE OF OPERATIONS

The Company manages its business operation through two divisions, which are based on products and services offered.

RETIREMENT SERVICES

The Retirement Services Division provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

LIFE INSURANCE

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

                    American General Life Insurance Company

13. DIVISION OPERATIONS

13.2 DIVISION RESULTS

Results of each division exclude goodwill amortization, net realized investment gains, and non-recurring items.

Division earnings information was as follows:

                           REVENUES                INCOME BEFORE TAXES              EARNINGS
              -------------------------------------------------------------------------------------
                    2001       2000       1999    2001     2000     1999     2001     2000     1999
              -------------------------------------------------------------------------------------
                                                   (In Millions)
Retirement
 Services         $2,107     $2,215     $2,088   $ 562    $ 702    $ 567    $ 385    $ 463    $ 374
Life Insurance     1,104        942        883     176      199      191      106      143      123
                  ---------------------------------------------------------------------------------
Total
 divisions         3,211      3,157      2,971     738      901      758      491      606      497
Goodwill
 amortization          -          -          -      (1)      (1)      (2)      (1)      (1)      (2)
RG (L)               (66)       (98)         5     (66)     (98)       5      (44)     (64)       3
Nonrecurring
 items                 -          -          -     (34)       -        -      (22)       -        -
                  ---------------------------------------------------------------------------------
Total
 consolidated     $3,145     $3,059     $2,976   $ 637    $ 802    $ 761    $ 424    $ 541    $ 498
                  =================================================================================

Division balance sheet information was as follows:

                                     ASSETS                    LIABILITIES
                               ------------------------------------------------
                                                 December 31
                               ------------------------------------------------
                                  2001         2000          2001         2000
                               ------------------------------------------------
                                                 (In Millions)

Retirement Services             $45,688      $46,356       $43,028      $43,970
Life Insurance                   11,410       10,685        10,242        9,610
                               ------------------------------------------------
Total consolidated              $57,098      $57,041       $53,270      $53,580
                               ================================================

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements

          PART A: None

          PART B:

          (1) Financial Statements of the Select Reserve Divisions of American General Life Insurance Company Separate Account D:

               Report of Independent Auditors
               Statement of Net Assets as of December 31, 2001
               Statement of Operations for the year ended December 31, 2001. Statement of Changes in Net Assets for the years ended December 31, 2001 and 2000
               Notes to Financial Statements

          (2) Consolidated Financial Statements of American General Life Insurance Company:

               Report of Independent Auditors
               Consolidated Balance Sheets as of December 31, 2001 and 2000 Consolidated Statements of Income for the years ended
                    December 31, 2001, 2000 and 1999
               Consolidated Statements of Shareholder's Equity for the
                    years ended December 31, 2001, 2000, and 1999
               Consolidated Statements of Comprehensive Income for the
                    years ended December 31, 2001, 2000, and 1999
               Consolidated Statements of Cash Flows for the years
                    ended December 31, 2001, 2000, and 1999
               Notes to Consolidated Financial Statements

          PART C: None

     (b)  Exhibits

          1(a) American General Life Insurance Company of Delaware Board of Directors resolution authorizing the establishment of Separate Account D. (1)

          1(b) Resolution of the Board of Directors of American General Life Insurance Company of Delaware authorizing, among other things, the redomestication of that company in Texas and the renaming of that company as American General Life Insurance Company. (2)

     1(c) Resolution of the Board of Directors of American General Life Insurance Company of Delaware providing, inter alia, for Registered Separate Accounts' Standards of Conduct. (3)

     2               None.

     3(a)(i) Form of Distribution Agreement between American General Life Insurance Company and American General Distributors, Inc. (9)

     3(a)(ii) Form of Distribution Agreement between American General Life Insurance Company and American General Equity Services Corporation. (Filed herewith)

     3(b)(i)(A)      Form of fund Participation Agreement between American
                     General Life Insurance Company and American General Series
                     Portfolio Company. (7)

     3(b)(i)(B)      Participation Agreement by and among American General Life
                     Insurance Company, American General Securities Incorporated and American General Series Portfolio Company. (10)

     3(b)(i)(C)      Amendment One to Participation Agreement by and between The
                     Variable Annuity Life Insurance Company, American General
                     Series Portfolio Company, American General Securities
                     Incorporated and American General Life Insurance Company dated as of July 21, 1998. (13)

     3(b)(i)(D)      Form of Amendment Two to Participation Agreement by and
                     between The Variable Annuity Life Insurance Company,
                     American General Series Portfolio Company, American General
                     Securities Incorporated and American General Life Insurance
                     Company. (14)

     3(b)(i)(E)      Form of Amendment Three to Participation Agreement by and
                     between The Variable Annuity Life Insurance Company,
                     American General Series Portfolio Company, American General
                     Securities Incorporated and American General Life Insurance
                     Company. (15)

     3(b)(ii)(A)     Form of fund Participation Agreement between American
                     General Life Insurance Company and Hotchkis and Wiley
                     Variable Trust. (7)

     3(b)(ii)(B)(i)  Participation Agreement among American General Life
                     Insurance Company, American General Securities Incorporated, Hotchkis and Wiley Variable Trust, and Hotchkis and Wiley dated as of February 26, 1998. (12)

     3(b)(ii)(B)(ii) Form of First Amendment to Participation Agreement among
                     American General Life Insurance Company, American General Securities Incorporated, Hotchkis and Wiley Variable Trust and Hotchkis and Wiley. (16)

    3(b)(iii)(A)      Form of Fund Participation Agreement between American
                      General Life Insurance Company and LEVCO Series Trust. (7)

    3(b)(iii)(B)(i)   Participation Agreement among American General Life
                      Insurance Company, American General Securities
                      Incorporated, LEVCO Series Trust, and John A. Levin & Co.,
                      Inc., dated as of February 26, 1998. (12)

    3(b)(iii)(B)(ii)  Form of First Amendment to Participation Agreement among
                      American General Life Insurance Company, American General Securities Incorporated, LEVCO Series Trust and John A. Levin & Co., Inc. (16)

    3(b)(iv)(A)       Form of fund Participation Agreement between American
                      General Life Insurance Company and Navellier Variable
                      Insurance Series Fund, Inc. (7)

    3(b)(iv)(B)(i)    Participation Agreement among American General Life
                      Insurance Company, American General Securities
                      Incorporated, Navellier Variable Insurance Series Fund, and Navellier & Associates, Inc. dated as of January 13,
                      1998. (12)

    3(b)(iv)(B)(ii)   Form of First Amendment to Participation Agreement among
                      American General Life Insurance Company, American General
                      Securities Incorporated, Navellier Variable Insurance
                      Series Fund, Inc. and Navellier & Associates, Inc. (16)

    3(b)(v)(A)        Form of Fund Participation Agreement between American
                      General Life Insurance Company and OFFITBANK Variable
                      Insurance Fund, Inc. (7)

    3(b)(v)(B)(i)     Participation Agreement among American General Life
                      Insurance Company, American General Securities
                      Incorporated, The OFFITBANK Variable Insurance Fund, Inc.,
                      OFFITBANK, and OFFIT Funds Distributor, Inc. dated as of
                      February 26, 1998. (12)

    3(b)(v)(B)(ii)    Form of First Amendment to Participation Agreement among
                      American General Life Insurance Company, American General
                      Securities Incorporated, The OFFITBANK Variable Insurance
                      Fund, Inc., OFFITBANK, and OFFIT Funds Distributor, Inc.
                      (16)

    3(b)(vi)(B)(i)    Participation Agreement among American General Life
                      Insurance Company, American General Securities
                      Incorporated, Royce Capital Fund, and Royce & Associates,
                      Inc. dated as of August 1, 1998.  (12)

    3(b)(vi)(B)(ii)   Form of Second Amendment to Participation Agreement among
                      American General Life Insurance Company, American General
                      Securities Incorporated, Royce Capital Fund, and Royce &
                      Associates, Inc. (16)

    3(b)(vii)(A)      Form of fund Participation Agreement between American
                      General Life Insurance Company and Wright Managed Blue
                      Chip Series Trust. (7)

    3(b)(vii)(B)(i)   Participation Agreement among American General Life
                      Insurance Company, American General Securities
                      Incorporated, Wright Managed Blue Chip Series Trust, The
                      Winthrop Corporation and Wright Investors' Service, Inc.
                      dated as of February 26, 1998. (12)

    3(b)(vii)(B)(ii)  Form of First Amendment to Participation Agreement among
                      American General Life Insurance Company, American General Securities Incorporated, Wright Managed Blue Chip Series Trust, The Winthrop Corporation and Wright Investors' Service, Inc. (16)

    3(b)(viii)        Form of Participation Agreement between American General
                      Life Insurance Company and Evergreen Variable Annuity
                      Trust. (Filed herewith)

    3(c) Form of Agreement between American General Life Insurance Company and Dealer regarding exchange and allocation transaction requests. (4)

    4(a) Specimen form of Combination Fixed and Variable Deferred Annuity Select Reserve(SM) Contract (Form No. 97505). (6)

    4(b)              Form of Qualified Contract Endorsement. (2)

    4(c)(i) Specimen form of Individual Retirement Annuity Disclosure Statement and additional specialized forms available under Contract Form No. 97505. (17)

    4(c)(ii)          Specimen form of Individual Retirement Annuity
                      Endorsement. (5)

    4(c)(iii)         Specimen form of IRA Instruction Form. (4)

    5(a)              Specimen form of Application for Contract Form No. 97505.
                      (6)

    5(b)(i) Specimen form of Separate Account D Election of Annuity Payment Option/Change Form. (4)

    5(b)(ii) Specimen form of Absolute Assignment to Effect Section 1035(a) Exchange and Rollover of a Life Insurance Policy or Annuity Contract. (4)

    5(b)(iii)         Specimen form of Assignment and Transfer Request Form.
                      (17)

    5(c)(i)           Form of Transaction Request Form. (4)

    5(c)(ii)(A)       Specimen form of Select Reserve(SM) Service Request,
                      including telephone transfer authorization. (17)

    5(c)(ii)(B)       Form of amended Select Reserve(SM) Service Request,
                      including telephone transfer authorization, amended
                      November 8, 2002. (Filed herewith)

    5(c)(iii)         Specimen form of confirmation of initial purchase payment
                      under Contract Form No. 97505. (7)

    5(d)              Specimen 1035 Exchange Instructions. (17)

    5(e)              Specimen Qualified and Non-Qualified Funds Transfer
                      Instructions. (17)

    5(f)              Specimen Change of Beneficiary Form. (17)

    5(g) Specimen Request for Statement of Additional Information for the Select Reserve Variable Annuity. (17)

    6(a)(i) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991. (2)

    6(a)(ii) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995. (11)

    6(b) Bylaws of American General Life Insurance Company, adopted January 22, 1992. (4)

    7                 None.

    8(a) Form of Revenue Sharing Agreement between American General Series Portfolio Company and American General Life Insurance Company. (7)

    8(b) Form of Revenue Sharing Agreement between Hotchkis and Wiley Variable Trust and American General Life Insurance Company. (7)

    8(c) Form of Revenue Sharing Agreement between LEVCO Series Trust and American General Life Insurance Company. (7)

    8(d) Form of Revenue Sharing Agreement between Navellier Variable Insurance Series Fund, Inc. and American General Life Insurance Company. (7)

    8(e) Form of Revenue Sharing Agreement between OFFITBANK Variable Insurance Fund, Inc. and American General Life Insurance Company. (7)

    8(f) Form of Revenue Sharing Agreement between Royce Capital Fund and American General Life Insurance Company. (7)

    8(g) Form of Revenue Sharing Agreement between Wright Managed Blue Chip Series Trust and American General Life Insurance Company. (7)

          8(h) Form of Services Agreement, dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including American General Life Insurance Company and American General Independent Producer Division. (8)

          9      Opinion and Consent of Counsel. (7)

          10     Consent of Independent Auditors. (Filed herewith)

          11     None.

          12     None.

          13(a) Computations of hypothetical historical average annual total returns for each Division available under Contract Form No. 97505 for the one, five and ten year periods ended December 31, 1996, and since inception. (7)

          13(b) Computations of hypothetical historical cumulative total returns for each Division available under Contract Form No. 97505 for the one, five and ten year periods ended December 31, 1996, and since inception. (7)

          13(c) Computations of hypothetical historical seven day yield and effective yield for the Money Market Division available under Contract Form No. 97505 for the seven day period ended December 31, 1996. (7)

          13(d) Computations of hypothetical historical average annualtotal returns, computations of hypothetical historical total returns and computations of hypothetical historical cumulative total returns for North American-AG International Equities Fund, North American-AG MidCap Index Fund, and North American-AG Stock Index Fund under Contract Form No. 97505 for the one and five year periods ended December 31, 1999, and since inception.
                 (16)

          14     Not Applicable.

          27     Not Applicable.

---------------------------

(1) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 002-49805) of American General Life Insurance Company Separate Account D filed on December 6, 1973.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on December 31, 1991.

(4) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1992.

(5) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 28, 1995.

(6) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on November 20, 1997.

(7) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.

(8) Incorporated by reference to Post-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 033-44745) of American General Life Insurance Company Separate Account A filed on April 24, 1998.

(9) Incorporated by reference to Post-Effective Amendment No. 18 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

(10) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.

(11) Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.

(12) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on March 30, 1999.

(13) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.

(14) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(15) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

(16) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on November 17, 2000.

(17) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on April 25, 2001.

Item 25.  Directors and Officers of the Depositor

The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of the depositor are listed below:

          Name and Principal          Positions and Offices
          Business Address            with the Depositor
          ----------------            ------------------

          Rodney O. Martin, Jr.       Director and Chairman
          2929 Allen Parkway
          Houston, TX 77019

          M. Bernard Aidinoff         Director
          125 Broad Street
          New York, NY 10004

          David J. Dietz              Director, Vice Chairman and Senior Vice
          830 Third Avenue            President - Corporate Markets Group
          New York, NY 10022

          Robert F. Herbert, Jr.      Director, Senior Vice President,
          2727-A Allen Parkway        Treasurer and Controller
          Houston, TX 77019

          David L. Herzog             Director, Executive Vice President
          2929 Allen Parkway          and Chief Financial Officer
          Houston, TX 77019

      Royce G. Imhoff, II          Director and President
      2929 Allen Parkway
      Houston, TX 77019

      R. Kendall Nottingham        Director
      70 Pine Street
      New York, NY 10270

      Nicholas A. O'Kulich         Director
      70 Pine Street
      New York, NY 10270

      Gary D. Reddick              Director and Executive Vice President
      2929 Allen Parkway
      Houston, TX 77019

      James A. Galli               Executive Vice President
      830 Third Ave.
      New York, NY 10022

      Paul L. Mistretta            Executive Vice President
      2727-A Allen Parkway
      Houston, TX 77019

      James W. Weakley             Executive Vice President
      2929 Allen Parkway
      Houston, TX 77019

      Wayne A. Barnard             Senior Vice President
      2929 Allen Parkway
      Houston, TX 77019

      Robert M. Beuerlein          Senior Vice President and Chief Actuary
      2727-A Allen Parkway
      Houston, TX 77019

      Pauletta P. Cohn             Senior Vice President and Co-General Counsel
      2929 Allen Parkway
      Houston, TX 77019

      William F. Guterding         Senior Vice President
      830 Third Avenue
      New York, NY 10022

     Kyle L. Jennings               Senior Vice President and Co-General Counsel
     2929 Allen Parkway
     Houston, TX 77019

     Althea R. Johnson              Senior Vice President
     2929 Allen Parkway
     Houston, TX 77019

     Simon J. Leech                 Senior Vice President
     2727-A Allen Parkway
     Houston, TX 77019

     Kent D. Major                  Senior Vice President
     2727-A Allen Parkway
     Houston, TX 77019

     Mark R. McGuire                Senior Vice President
     2727-A Allen Parkway
     Houston, TX 77019

     Lawrence J. O'Brien            Senior Vice President
     2727 Allen Parkway
     Houston, TX 77019

     Edward F. Bacon                Vice President
     2727-A Allen Parkway
     Houston, TX 77019

     Michael B. Boesen              Vice President
     2727-A Allen Parkway
     Houston, TX 77019

     Mark E. Bolding                Vice President
     2929 Allen Parkway
     Houston, TX 77019

     Farideh N. Farrokhi            Vice President
     2727-A Allen Parkway
     Houston, TX 77019

     Eileen Ganley-Chase            Vice President and Compliance Officer
     300 South State Street
     Syracuse, NY 13202-2000

Richard L. Gravette             Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Joel H. Hammer                  Vice President
c/o 70 Pine Street
New York, NY 10270

Keith C. Honig                  Vice President
c/o 70 Pine Street
New York, NY 10270

Susan Howard                    Vice President
2929 Allen Parkway
Houston, TX 77019

Gary J. Kleinman                Vice President and Real Estate Investment
c/o 70 Pine Street              Officer
New York, NY 10270

Laura W. Milazzo                Vice President
2727 Allen Parkway
Houston, TX 77019

W. Larry Mask                   Vice President, Real Estate Investment Officer
2777 Allen Parkway              and Assistant Secretary
Houston, TX 77019

Gordon S. Massie                Vice President
2929 Allen Parkway
Houston, TX 77019

Deanna D. Osmonson              Vice President and Chief Compliance Officer
2929 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.            Vice President, Real Estate Investment Officer
2929 Allen Parkway              and Assistant Secretary
Houston, TX 77019

Kirsten M. Pedersen             Vice President
2929 Allen Parkway
Houston, TX 77019

Dennis H. Roberts               Vice President
2929 Allen Parkway
Houston, TX 77019

David M. Robinson               Vice President
2929 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben              Vice President
#1 Franklin Square
Springfield, IL 62713

Kristen Sather                  Vice President
c/o 70 Pine Street
New York, NY 10270

Richard W. Scott                Vice President and Chief Investment Officer
2929 Allen Parkway
Houston, TX 77019

James P. Sennett                Vice President
2929 Allen Parkway
Houston, TX 77019

T. Clay Spires                  Vice President
2727-A Allen Parkway
Houston, TX 77019

James P. Steele                 Vice President
205 E. 10th Street
Amarillo, TX 79101

Robert E. Steele                Vice President
205 E. 10th Street
Amarillo, TX 79101

Dan E. Trudan                   Vice President
#1 Franklin Square
Springfield, IL 62713

Nancy R. Yasso                  Vice President
2727-A Allen Parkway
Houston, TX 77019

          Elizabeth M. Tuck                               Secretary
          70 Pine Street
          New York, NY 10270

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   Listing of All Persons Directly or Indirectly Controlled By or Under Common
     Control with American General Life Insurance Company, the Depositor of
                                   Registrant

-----------------------------------------------------------------------------------------------------------
                                                                                             % of Voting
                                                                                             Securities
                                                                      Jurisdiction of        Owned by its
Name of Corporation                                                    Incorporation       Immediate Parent
-----------------------------------------------------------------------------------------------------------
American General Corporation                                               Texas               100%
-----------------------------------------------------------------------------------------------------------
    AGC Life Insurance Company                                            Missouri             100%
-----------------------------------------------------------------------------------------------------------
        AIG Annuity Insurance Company                                      Texas               100%
-----------------------------------------------------------------------------------------------------------
         A.G. Investment Advisory Services, Inc.                          Delaware             100%
-----------------------------------------------------------------------------------------------------------
             American General Assignment Corporation                       Texas               100%
-----------------------------------------------------------------------------------------------------------
             American General Distributors, Inc.                          Delaware             100%
-----------------------------------------------------------------------------------------------------------
             AG Fixed Annuity Marketing Group, Inc.                       Delaware             100%
-----------------------------------------------------------------------------------------------------------
        AIG Life of Bermuda, Ltd.                                         Bermuda              100%
-----------------------------------------------------------------------------------------------------------
        All American Life Insurance Company                               Illinois             100%
-----------------------------------------------------------------------------------------------------------
        American General Life and Accident Insurance Company              Tennessee            100%
-----------------------------------------------------------------------------------------------------------
        American General Life Insurance Company                            Texas               100%
-----------------------------------------------------------------------------------------------------------
        American General Annuity Service Corporation                       Texas               100%
-----------------------------------------------------------------------------------------------------------
        American General International Investments, Inc.                  Delaware             100%
-----------------------------------------------------------------------------------------------------------
        American General Life Companies                                   Delaware             100%
-----------------------------------------------------------------------------------------------------------
        American General Life Insurance Company of New York               New York             100%
-----------------------------------------------------------------------------------------------------------
             The Winchester Agency, Ltd.                                  New York             100%
-----------------------------------------------------------------------------------------------------------
         American General Securities Incorporated                          Texas               100%
-----------------------------------------------------------------------------------------------------------
             American General Insurance Agency, Inc.                      Missouri             100%
-----------------------------------------------------------------------------------------------------------
             American General Insurance Agency of Alabama, Inc.           Alabama              100%
-----------------------------------------------------------------------------------------------------------
             American General Insurance Agency of Georgia, Inc.           Georgia              100%
-----------------------------------------------------------------------------------------------------------
             American General Insurance Agency of Hawaii, Inc.             Hawaii              100%
-----------------------------------------------------------------------------------------------------------
             American General Insurance Agency of Massachusetts, Inc.   Massachusetts          100%
-----------------------------------------------------------------------------------------------------------
             American General Insurance Agency of Nevada, Inc.             Nevada              100%
-----------------------------------------------------------------------------------------------------------
        The Variable Annuity Life Insurance Company                        Texas               100%
-----------------------------------------------------------------------------------------------------------
             VALIC Financial Advisors, Inc.                                Texas               100%
-----------------------------------------------------------------------------------------------------------
             VALIC Retirement Services Company                             Texas               100%
-----------------------------------------------------------------------------------------------------------
             VALIC Trust Company                                           Texas               100%
-----------------------------------------------------------------------------------------------------------
             PESCO Plus, Inc.                                             Delaware             100%
-----------------------------------------------------------------------------------------------------------
             American General Gateway Services, Inc.                      Delaware             100%
-----------------------------------------------------------------------------------------------------------
             Parkway 1999 Trust                                           Maryland             100%
-----------------------------------------------------------------------------------------------------------
             American General Assignment Corporation of New York          New York             100%
-----------------------------------------------------------------------------------------------------------
        American General Property Insurance Company**                     Tennessee          51.85%
-----------------------------------------------------------------------------------------------------------
        American General Property Insurance Company of Florida            Florida              100%
-----------------------------------------------------------------------------------------------------------
        The Franklin Life Insurance Company                               Illinois             100%
-----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                                      % of Voting
                                                                                                       Securities
                                                                                 Jurisdiction of      Owned by its
Name of Corporation*                                                              Incorporation      Immediate Parent
----------------------------------------------------------------------------------------------------------------------
         The American Franklin Life Insurance Company                                  Illinois             100%
----------------------------------------------------------------------------------------------------------------------
         Franklin Financial Services Corporation                                       Delaware             100%
----------------------------------------------------------------------------------------------------------------------
         HBC Development Corporation                                                   Virginia             100%
----------------------------------------------------------------------------------------------------------------------
         North Central Life Insurance Company                                          Minnesota            100%
----------------------------------------------------------------------------------------------------------------------
         North Central Caribbean Life, Ltd.                                              Nevis              100%
----------------------------------------------------------------------------------------------------------------------
         The Old Line Life Insurance Company of America                                Wisconsin            100%
----------------------------------------------------------------------------------------------------------------------
         The United States Life Insurance Company in the City of New York              New York             100%
----------------------------------------------------------------------------------------------------------------------
    American General Assurance Company                                                 Illinois             100%
----------------------------------------------------------------------------------------------------------------------
         American General Indemnity Company                                            Nebraska             100%
----------------------------------------------------------------------------------------------------------------------
         USLIFE Credit Life Insurance Company of Arizona                               Arizona              100%
----------------------------------------------------------------------------------------------------------------------
    American General Bancassurance Services, Inc.                                     Illinois             100%
----------------------------------------------------------------------------------------------------------------------
         USMRP, Ltd.                                                                Turks & Caicos          100%
----------------------------------------------------------------------------------------------------------------------
    American General Enterprise Services, Inc.                                         Delaware             100%
----------------------------------------------------------------------------------------------------------------------
    American General Finance, Inc.                                                      Indiana             100%
----------------------------------------------------------------------------------------------------------------------
         A.G. Financial Service Center, Inc.                                             Utah               100%
----------------------------------------------------------------------------------------------------------------------
         AGF Investment Corp.                                                           Indiana             100%
----------------------------------------------------------------------------------------------------------------------
         American General Auto Finance, Inc.                                           Delaware             100%
----------------------------------------------------------------------------------------------------------------------
         American General Finance Corporation                                          Indiana              100%
----------------------------------------------------------------------------------------------------------------------
         Merit Life Insurance Company                                                  Indiana              100%
----------------------------------------------------------------------------------------------------------------------
         The National Life and Accident Insurance Company                               Texas               100%
----------------------------------------------------------------------------------------------------------------------
             CommoLoCo, Inc.                                                         Puerto Rico            100%
----------------------------------------------------------------------------------------------------------------------
         Service Bureau of Indiana, Inc.                                               Indiana              100%
----------------------------------------------------------------------------------------------------------------------
         Yosemite Insurance Company                                                    Indiana              100%
----------------------------------------------------------------------------------------------------------------------
         American General Financial Center, Inc.                                       Indiana              100%
----------------------------------------------------------------------------------------------------------------------
         American General Financial Center, Incorporated                               Indiana              100%
----------------------------------------------------------------------------------------------------------------------
         American General Financial Center Thrift Company                             California            100%
----------------------------------------------------------------------------------------------------------------------
         American General Financial Services of Alabama, Inc.                          Alabama              100%
----------------------------------------------------------------------------------------------------------------------
         HAS Residential Mortgage Services of Texas, Inc.                              Delaware             100%
----------------------------------------------------------------------------------------------------------------------
         Thrift, Incorporated                                                          Indiana              100%
----------------------------------------------------------------------------------------------------------------------
    American General International, Inc.                                               Delaware             100%
----------------------------------------------------------------------------------------------------------------------
    American General Investment Management Corporation                                 Delaware             100%
----------------------------------------------------------------------------------------------------------------------
    American General Life Insurance Company of Pennsylvania                          Pennsylvania           100%
----------------------------------------------------------------------------------------------------------------------
    American General Realty Investment Corporation                                      Texas               100%
----------------------------------------------------------------------------------------------------------------------
         AGLL Corporation                                                              Delaware             100%
----------------------------------------------------------------------------------------------------------------------
         AG Land Associates, LLC                                                      California            100%
----------------------------------------------------------------------------------------------------------------------
   Green Hills Corporation                                                            Delaware              100%
----------------------------------------------------------------------------------------------------------------------
   Knickerbocker Corporation                                                            Texas               100%
----------------------------------------------------------------------------------------------------------------------
         American Athletic Club, Inc.                                                   Texas               100%
----------------------------------------------------------------------------------------------------------------------
         2929 Allen Parkway Venture, L.P.                                               Texas               100%
----------------------------------------------------------------------------------------------------------------------
    North Central Administrators, Inc.                                                 Minnesota            100%
----------------------------------------------------------------------------------------------------------------------
    Pavilions Corporation                                                              Delaware             100%
----------------------------------------------------------------------------------------------------------------------
    USLIFE Realty Corporation                                                           Texas               100%
----------------------------------------------------------------------------------------------------------------------
         USLIFE Real Estate Services Corporation                                        Texas               100%
----------------------------------------------------------------------------------------------------------------------
    USLIFE Systems Corporation                                                         Delaware             100%
----------------------------------------------------------------------------------------------------------------------

* Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.

         ** Also owned 48.15% by American General Life and Accident Insurance Company.

The Registrant is a separate account of American General Life Insurance Company (Depositor).

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-02-003222, filed April 1, 2002.

Item 27.  Number of Contract Owners

As of October 25, 2002, there were 2 owners of Qualified Contracts offered by this Registration Statement and 60 owners of Non-Qualified Contracts offered by this Registration Statement.

Item 28.  Indemnification

Article VII, section 1, of the Company's By-Laws provides, in part, that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Company) by reason of the fact that such person is or was serving at the request of the Company, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner such person reasonably believed to be in the best interest of the Company and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

Article VII, section 1 (in part), section 2, and section 3, provide that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action by or in the right of the Company to procure a judgment in its favor by reason of the fact that such person is or was acting in behalf of the Company, against expenses actually and reasonably incurred by such person in connection with the defense or settlement of such action if such person acted in good faith, in a manner such person believed to be in the best interests of the Company, and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances. No indemnification shall be made under section 1: (a) in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable to the Company, unless and only to the extent that the court in which such action was brought shall determine upon application that, in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for the expenses which such court shall determine; (b) of amounts paid in settling or otherwise disposing of a threatened or pending action with or without court approval; or
(c) of expense incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval.

Article VII, section 3, provides that, with certain exceptions, any indemnification under Article VII shall be made by the Company only if authorized in the specific case, upon a determination that indemnification of the person is proper in the circumstances because the person has met the applicable standard of conduct set forth in section 1 of Article VII by (a) a majority vote of a quorum consisting of directors who are not parties to such proceeding; (b) approval of the shareholders, with the shares owned by the person to be indemnified not being entitled to vote thereon; or (c) the court in which such proceeding is or was pending upon application made by the Company or the indemnified person or the attorney or other persons rendering services in connection with the defense, whether or not such application by the attorney or indemnified person is opposed by the Company.

Article VII, section 7, provides that for purposes of Article VII, those persons subject to indemnification include any person who is or was a director, officer, or employee of the Company, or is or was serving at the request of the Company as a director, officer, or employee of another foreign or domestic corporation which was a predecessor corporation of the Company or of another enterprise at the request of such predecessor corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

     (a) Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for American General Life Insurance Company Separate Account VA-2, American General Life Insurance Company Separate Account A, American General Life Insurance Company Separate Account D, Franklin Life Variable Annuity Fund and Separate Account VA-1 of the American Franklin Life Insurance Company, which all offer interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for American General Life Insurance Company Separate Account VUL, American General Life Insurance Company Separate Account VUL-2, American General Life Insurance Company Separate Account VL-R, Separate Account VUL of The American Franklin Life Insurance Company and Separate Account VUL-2 of The American Franklin Life Insurance Company, which offer interests in flexible premium variable life insurance policies.

     (b)  The directors and principal officers of the principal underwriter are:

          Name and Principal              Position and Offices with Underwriter
          Business Address                American General Equity Services
          ----------------                --------------------------------
                                          Corporation
                                          -----------

          J. Andrew Kalbaugh              Director, Chairman, Chief Executive
          2727 Allen Parkway              Officer and President
          Houston, TX 77019

     Name and Principal                    Position and Offices with Underwriter
     Business Address                      American General Equity Services
     ----------------                      --------------------------------
                                           Corporation
                                           -----------

     Sander J. Ressler                     Director, Vice President, Chief
     2727 Allen Parkway                    Compliance Officer and Secretary
     Houston, TX 77019

     Rodney O. Martin, Jr.                 Vice Chairman
     2929 Allen Parkway
     Houston, TX 77019

     Larry Blews                           Vice President

     2727 Allen Parkway
     Houston, TX 77019

     James B. Brown                        Vice President
     2727 Allen Parkway
     Houston, TX 77019

     Robert F. Herbert, Jr.                Vice President
     2727-A Allen Parkway
     Houston, TX 77019

     Lucille S. Martinez                   Vice President
     2727 Allen Parkway
     Houston, TX 77019

     Kathy Keith                           Treasurer
     #1 Franklin Square
     Springfield, IL 62713

     Peter K. Lathrop                      Tax Officer
     70 Pine Street
     New York, NY 10270

     Pauletta P. Cohn                      Assistant Secretary
     2929 Allen Parkway
     Houston, TX 77019

     Steven A. Glover                      Assistant Secretary
     2929 Allen Parkway
     Houston, TX 77019

     Name and Principal                    Position and Offices with Underwriter
     Business Address                      American General Equity Services
     ----------------                      --------------------------------
                                           Corporation
                                           -----------

     Lauren W. Jones                       Assistant Secretary
     2929 Allen Parkway
     Houston, TX 77019

     John D. Fleming                       Assistant Treasurer
     2929 Allen Parkway
     Houston, TX 77019

     Barbara J. Moore                      Assistant Tax Officer
     2919 Allen Parkway
     Houston, TX 77019

Item 30.  Location of Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Companies at its principal executive office located at 2727-A Allen Parkway, Houston, TX 77019.

Item 31.  Management Services

Not Applicable.

Item 32.  Undertakings

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted Under the Contracts Pursuant to Section 26)(e)(2)(A) of the Investment Company Act of 1940

AGL represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AGL.

                               POWERS OF ATTORNEY

         Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Pauletta P. Cohn and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account D, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas, on this 7th day of November, 2002.

                                      AMERICAN GENERAL LIFE INSURANCE
                                      COMPANY SEPARATE ACCOUNT D
                                      (Registrant)

                                BY:   AMERICAN GENERAL LIFE
                                      INSURANCE COMPANY
                                      (On behalf of the Registrant and itself)



                                BY: /s/ ROBERT F. HERBERT, JR.
                                    --------------------------
                                        Robert F. Herbert, Jr.
                                        Senior Vice President


[SEAL]



ATTEST:  /s/ LAUREN W. JONES
         -------------------
            Lauren W. Jones
            Assistant Secretary

         As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                          Title                       Date
---------                          -----                       ----


/s/ RODNEY O. MARTIN, JR.          Director and Chairman       November 7, 2002
-------------------------
Rodney O. Martin, Jr.


/s/ DAVID L. HERZOG                Director and Chief          November 7, 2002
-------------------                Financial Officer
David L. Herzog


/s/ ROYCE G. IMHOFF, II            Director and President      November 7, 2002
-----------------------
Royce G. Imhoff, II


/s/ M. BERNARD AIDINOFF            Director                    November 7, 2002
-----------------------
M. Bernard Aidinoff


/s/ DAVID J. DIETZ                 Director                    November 7, 2002
-------------------
David J. Dietz


/s/ ROBERT F. HERBERT, JR.         Director                    November 7, 2002
--------------------------
Robert F. Herbert, Jr.


/s/ R. KENDALL NOTTINGHAM          Director                    November 7, 2002
-------------------------
R. Kendall Nottingham


/s/ NICHOLAS A. O'KULICH           Director                    November 7, 2002
------------------------
Nicholas A. O'Kulich


/s/ GARY D. REDDICK                Director                    November 7, 2002
-------------------
Gary D. Reddick

                                  EXHIBIT INDEX

3(a)(ii) Form of Distribution Agreement among American General Life Insurance Company and American General Equity Services Corporation.

3(b)(viii)     Form of Participation Agreement between American General Life
               Insurance Company and Evergreen Variable Annuity Trust.

5(c)(ii)(B)    Form of amended Select Reserve(SM) Service Request, including telephone transfer authorization, effective November 8, 2002.

10             Consent of Independent Auditors.

                                       E-1